THOMAS WHITE FUNDS FAMILY

                               THOMAS WHITE WORLD FUND
                               440 South LaSalle Street
                                Chicago, IL 60605-1028

                                      PROSPECTUS

                                   June 28, 1994
                           as supplemented January 24, 1996

             INVESTMENT OBJECTIVE AND POLICIES. The THOMAS WHITE
WORLD FUND
          (the Fund ) seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation, including underdeveloped countries. The Fund is a series of LORD ASSET MANAGEMENT
TRUST.

             PURCHASE OF SHARES. Please complete and return the Account
          Application form. If you need assistance in completing this Form, please call our Account Services Department. The Fund's
Shares
          may be purchased at a price equal to their net asset value next computed upon acceptance of the Application. The minimum initial purchase order is $2500, with subsequent investments of $100 or more.

             PROSPECTUS INFORMATION. This Prospectus sets forth concisely information about the Fund that a prospective investor ought to know before investing. Investors are advised to read and retain this Prospectus for future reference. A Statement of Additional
          Information ( SAI ) dated June 28, 1994 and supplemented
December
          1, 1995 has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in
          and made a part of this Prospectus. This SAI is available without charge upon request to the THOMAS WHITE FUNDS FAMILY, Suite 3900,
          440 South LaSalle Street, Chicago, Illinois 60605-1028 -
Account
          Services Department - telephone 1-800-811-0535, telecopy
1-312-
          663-8323.

             Shares of the Fund are not deposits or obligations of, or
          guaranteed or endorsed by, any bank; further, such shares are not federally insured by the Federal Deposit Insurance
Corporation,
          the Federal Reserve Board, or any other agency.

             THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY THE
          SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES
          COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE
COMMISSION OR ANY
          STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR
ADEQUACY
          OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A
          CRIMINAL OFFENSE.

                                  TABLE OF CONTENTS

    Page

          EXPENSE TABLE

          SELECTED FINANCIAL INFORMATION

          GENERAL DESCRIPTION
             Investment Objective and Policies

          INVESTMENT TECHNIQUES
             Temporary Investments
             Repurchase Agreements
             Options on Securities or Indices
             Forward Foreign Currency Contracts and Options on
Foreign
               Currencies
             Futures Contracts
             Brady Bonds
             Depositary Receipts
             Illiquid and Restricted Securities
             Borrowing
             Loans of Portfolio Securities

          RISK FACTORS

          HOW TO BUY SHARES OF THE FUND
             Net Asset Value
             Account Statements

          HOW TO SELL SHARES OF THE FUND

          INDIVIDUAL RETIREMENT ACCOUNTS (IRAs)

          MANAGEMENT OF THE FUND
             Investment Manager
             Transfer Agent
             Custodian
             Brokerage Commissions

          GENERAL INFORMATION
             Description of Shares/Share Certificates
             Meetings of Shareholders
             Dividends and Distributions
             Federal Tax Information
             Inquiries
             Performance Information

                                    EXPENSE TABLE

          SHAREHOLDER TRANSACTION EXPENSES
          Maximum Sales Load Imposed on Purchases . . . . . . .
None
          Deferred Sales Charge . . . . . . . . . . . . . . . .
None
          Redemption Fee (as a percentage of the amount redeemed)


                                                  None*

          ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF
AVERAGE NET
          ASSETS)
          Management Fees . . . . . . . . . . . . . . . . . . .
1.00%
          12b-1 Fees  . . . . . . . . . . . . . . . . . . . . .
None
          Other Expenses (audit, legal, shareholder services,
            transfer agent and custodian) . . . . . . . . . . .
0.50%
          Total Fund Operating Expenses . . . . . . . . . . . .
1.50%



___________________________
          * The information in the table does not reflect the charge of up to $15 per transaction if a Shareholder requests that redemption proceeds be sent by express mail or wired to a
             commercial bank account.

          Example

                                                1 Year    3 Years

             You would pay the following expenses
             on a $l,000 investment assuming (1)
             5% annual return and (2) redemption
             at the end of each time period:      $15       $49

                  The table is based on estimated expenses for the
             current fiscal year and is provided for purposes of assisting current and prospective Shareholders in understanding the various costs and expenses that an investor in the Fund will bear, directly or indirectly. The
             5% annual return and annual expenses should not be considered a representation of actual or expected Fund performance or expenses, both of which may vary.

                            SELECTED FINANCIAL INFORMATION

                  The following table of selected financial information
             has been audited by McGladrey & Pullen LLP, independent
             certified public accountants, for the period indicated in
             their report which is included in the Fund's SAI. It should be read in conjunction with the other financial statements and notes thereto included in the Fund's SAI, which contains further information about the Fund's performance, and which is available to Shareholders upon request and without charge.

                                                     June 28, 1994
             Per Share Operating Performance         (commencement
             (for a Share outstanding throughout     of operations)
to
             the period)                             October 31,
1994

             Net asset value, beginning of period          $10.00

             Income from investment operations:
             Net investment income                           0.06

             Net realized and unrealized gain                0.44


             Change in net asset value                       0.50

             Net asset value, end of period                $10.50


             Total Return*                                   5.0%


             Ratios/supplemental data
             Net assets, end of period (000)              $13,928

             Ratio of expenses to average net assets        2.36%**
             Ratio of expenses, net of reimbursement,
               to average net assets                        1.50%**
             Ratio of net investment income to average
               net assets                                   1.79%**
             Portfolio turnover rate                        0.01%


             * Not annualized.
             **Annualized

                                 GENERAL DESCRIPTION

                  LORD ASSET MANAGEMENT TRUST (the Trust ) was organized
             as a business trust under the laws of Delaware on February
             9, 1994 and is registered under the Investment Company
Act
             of 1940 (the 1940 Act ) as an open-end diversified management investment company. The Trust currently has one
             series of Shares, which is a mutual fund: the THOMAS
WHITE
             WORLD FUND (the  Fund ).

                  INVESTMENT OBJECTIVE AND POLICIES. The Fund's
             investment objective is long-term capital growth. The
Fund
             seeks to achieve its objective through a flexible policy of investing in stocks and debt obligations of companies and
             governments of any nation, including underdeveloped countries. Any income realized will be incidental.

                  The Fund invests in companies that the Investment
             Manager believes will benefit from global economic trends, promising technologies or products and specific country
             opportunities resulting from changing geopolitical, currency or economic relationships. It is expected that investments will include companies of varying size as measured by assets, sales or capitalization. The Fund generally invests
             in equity securities of established companies listed on U.S.
             or foreign securities exchanges, but also may invest in
             securities traded over-the-counter. Although the Fund generally invests in common stock, the Fund may also invest
             in preferred stocks and certain debt securities, rated or
             unrated, such as convertible bonds and bonds selling at a
             discount, when the Investment Manager believes the potential for appreciation will equal or exceed that available from
             investments in common stock. The Fund may also invest in
             warrants or rights to subscribe to or purchase such securities, and sponsored or unsponsored American
Depositary
             Receipts ( ADRs ), European Depositary Receipts ( EDRs
) and
             Global Depositary Receipts ( GDRs ) (collectively, Depositary Receipts ). Under normal market conditions, the
             Fund will invest its assets in at least three countries, one of which may be the United States. Whenever, in the judgment of Lord Asset Management, Inc. (the  Investment
Manager ),
             market or economic conditions warrant, the Fund may adopt a temporary defensive position and may invest without limit in money market securities denominated in U.S. dollars or in
             the currency of any foreign country. See Investment Techniques -- Temporary Investments.

                  The Fund may invest no more than 5% of its total assets
             in securities issued by any one company or government, exclusive of U.S. Government securities. Although the
Fund
             may invest up to 25% of its total assets in a single industry, it has no present intention of doing so. The
Fund
             may not invest more than 5% of its net assets in warrants
             (exclusive of amounts acquired in units or attached to
             securities) nor more than 15% of its total assets in securities with a limited trading market. The Fund's investment objective and the investment restrictions set
             forth under  Investment Objective and Policies --
Investment
             Restrictions in the SAI are fundamental and may not be
             changed without Shareholder approval. All other investment policies and practices described in this Prospectus are not fundamental, and may be changed by the Board of Trustees
             without Shareholder approval. The Fund invests for long-term growth of capital and does not intend to place emphasis upon short-term trading profits. Accordingly, the Fund normally expects to have an annual portfolio turnover rate of less
             than 50%.

                  The Fund may also lend its portfolio securities and
             borrow money for investment purposes (i.e., leverage its
             portfolio). In addition, the Fund may enter into transactions in options on securities, securities indices
             and foreign currencies, forward foreign currency contracts, and futures contracts and related options. When deemed appropriate by the Investment Manager, the Fund may invest
             cash balances in repurchase agreements and other money market investments to maintain liquidity in an amount sufficient to meet expenses or for day-to-day operating
             purposes. These investment techniques are described below
             under Investment Techniques and Risk Factors, and under
             the heading Investment Objective and Policies in the SAI.

                                INVESTMENT TECHNIQUES

                  TEMPORARY INVESTMENTS. For temporary defensive
             purposes, subject to the investment restrictions set forth in the SAI, the Fund may invest up to 100% of its total
             assets in the following money market securities, denominated in U.S. dollars or in the currency of any foreign country, issued by entities organized in the United States or any
             foreign country: short-term (less than twelve months to
             maturity) and medium-term (not greater than five years to
             maturity) obligations issued or guaranteed by the U.S. Government or the governments of foreign countries, their
             agencies or instrumentalities; finance company and corporate commercial paper, and other short-term corporate
             obligations, in each case rated Prime-1 by Moody's
Investors
             Service, Inc. ( Moody's ) or A or better by Standard
&
             Poor's Corporation ( S&P ) or, if unrated, of comparable
             quality as determined by the Investment Manager;
obligations
             (including certificates of deposit, time deposits and bankers acceptances) of banks; and repurchase agreements
             with banks and broker-dealers with respect to such securities.

                  REPURCHASE AGREEMENTS. When the Fund acquires a
             security from a U.S. bank or a registered broker-dealer, it may simultaneously enter into a repurchase agreement, wherein the seller agrees to repurchase the security at a
             specified time and price. The repurchase price is in excess of the purchase price by an amount which reflects an agreed-
             upon rate of return, which is not tied to the coupon rate of the underlying security. Under the 1940 Act, repurchase
             agreements are considered to be loans collateralized by the underlying security and therefore will be fully collateralized. However, if the seller should default on its
             obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security and might incur a loss if the value of the security declines, as well as costs in liquidating the security.

                  OPTIONS ON SECURITIES OR INDICES. The Fund may
write
             (i.e., sell) covered put and call options and purchase
put
             and call options on securities or securities indices
that
             are traded on United States and foreign exchanges or
in the
             over-the-counter markets. An option on a security is
a
             contract that permits the purchaser of the option, in
return
             for the premium paid, the right to buy a specified
security
             (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer
             of the option at a designated price during the term of
the
             option. An option on a securities index permits the purchaser of the option, in return for the premium paid, the
             right to receive from the seller cash equal to the difference between the closing price of the index and the
             exercise price of the option. The Fund may write a put
or
             call option only if the option is  covered.   This
means
             that so long as the Fund is obligated as the writer of a
             call option, it will own the underlying securities subject to the call, or hold a call at the same or lower exercise
             price, for the same exercise period, and on the same securities as the written call. A put is covered if the Fund
             maintains liquid high grade assets with a value equal to the exercise price in a segregated account, or holds a put on
             the same underlying securities at an equal or greater exercise price. The value of the underlying securities
and
             securities indices on which options may be written at any
             one time will not exceed 15% of the total assets of the
             Fund. The Fund will not purchase put or call options if the aggregate premium paid for such options would exceed
5% of
             its total assets.

                  FORWARD FOREIGN CURRENCY CONTRACTS AND OPTIONS ON
             FOREIGN CURRENCIES. The Fund will normally conduct its foreign currency exchange transactions either on a spot
             (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into
             forward contracts to purchase or sell foreign currencies.
             The Fund will generally not enter into a forward contract
             with a term of greater than one year. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders
and
             their customers.

                  The Fund will generally enter into forward
contracts
             only under two circumstances. First, when the Fund
enters
             into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to lock
             in  the U.S. dollar price of the security in relation
to
             another currency by entering into a forward contract
to buy
             the amount of foreign currency needed to settle the transaction. Second, when the Investment Manager believes
             that the currency of a particular foreign country may
suffer
             or enjoy a substantial movement against another
currency, it
             may enter into a forward contract to sell or buy the
former
             foreign currency (or another currency which acts as a
proxy
             for that currency) approximating the value of some or
all of
             the Fund's portfolio securities denominated in such
foreign
             currency. This second investment practice is generally
             referred to as  cross-hedging.   The Fund has no
specific
             limitation on the percentage of assets it may commit to
             forward contracts, subject to its stated investment objective and policies, except that the Fund will not enter
             a forward contract if the amount of assets set aside to
             cover forward contracts would impede portfolio management or the Fund's ability to meet redemption requests.
Although
             forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted.

                  The Fund may purchase put and call options and write
             covered put and call options on foreign currencies for the purpose of protecting against declines in the U.S.
dollar
             value of foreign currency denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. As in the case of other kinds of
             options, however, the writing of an option on a foreign
             currency constitutes only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an
             option on a foreign currency may constitute an effective
             hedge against fluctuations in exchange rates although, in
             the event of rate movements adverse to the Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Fund are traded on U.S.
and
             foreign exchanges or over-the-counter.

                  FUTURES CONTRACTS. The Fund may buy and sell financial
             futures contracts, stock and bond index futures contracts, foreign currency futures contracts and options on any of the foregoing for hedging purposes only. A financial futures
             contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date.
             An index futures contract is an agreement to take or make
             delivery of an amount of cash based on the difference between the value of the index at the beginning and at the
             end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

                  When the Fund enters into a futures contract, it must
             make an initial deposit, known as initial margin, as a
             partial guarantee of its performance under the contract. As the value of the security, index or currency fluctuates,
             either party to the contract is required to make additional margin payments, known as variation margin, to cover any
             additional obligation it may have under the contract.
In
             addition, when the Fund enters into a futures contract, it will segregate assets or cover its position in accordance
             with the 1940 Act. See  Investment Objective and
Policies --
             Futures Contracts in the SAI. With respect to positions in futures and related options that do not constitute bona
             fide hedging positions as defined in regulations of the
             Commodity Futures Trading Commission, the Fund will not
             enter into a futures contract or related option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it
             for open futures option positions, less the amount by which any such options are in-the-money, would exceed 5% of the
             Fund's total assets. The value of the underlying securities on which futures contracts will be written at any one time will not exceed 25% of the total assets of the Fund.

                  BRADY BONDS. The Fund may invest a portion of its
             assets in certain debt obligations customarily referred to as Brady Bonds, which are created through the exchange of
             existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a
             plan introduced by former U.S. Secretary of the Treasury,
             Nicholas F. Brady. Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and
             issued in various currencies (although most are U.S.
dollar-
             denominated), and they are actively traded in the over-the-
             counter secondary market.

                  U.S. dollar-denominated, collateralized Brady
Bonds,
             which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds which have the same maturity as the Brady Bonds. Interest payments on these
             Brady Bonds generally are collateralized on a one-year or
             longer rolling-forward basis by cash or securities in an
             amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one
             year's interest payments based on the applicable interest
             rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to value recovery payments in certain circumstances, which in effect
             constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized
             interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts
             constitute the residual risk ). In light of the residual
             risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are considered speculative.

                  DEPOSITARY RECEIPTS. ADRs are Depositary Receipts
             typically used by a U.S. bank or trust company which evidence ownership of underlying securities issued by
a
             foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use
             in the U.S. securities market and Depositary Receipts in
             bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In
             addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and,
             therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary
Receipts.
             Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below.
For
             purposes of the Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be
             investments in the underlying securities.

                  ILLIQUID AND RESTRICTED SECURITIES. The Fund may invest
             up to 15% of its net assets in illiquid securities, for
             which there is a limited trading market and for which a low trading volume of a particular security may result in abrupt and erratic price movements. The Fund may be unable to dispose of its holdings in illiquid securities at then current market prices and may have to dispose of such securities over extended periods of time.

                  The Fund may also invest up to 10% of its total assets
             in securities that are subject to contractual or legal restrictions on subsequent transfer because they were sold
             (i) in private placement transactions between their issuers and their purchasers, or (ii) in transactions between qualified institutional buyers pursuant to Rule 144A under
             the U.S. Securities Act of 1933, as amended. As a result of the absence of a public trading market, such restricted
             securities may be less liquid and more difficult to value
             than publicly traded securities. Although restricted securities may be resold in privately negotiated transactions, the prices realized from the sales could, due
             to illiquidity, be less than those originally paid by the
             Fund or less than their fair value. In addition, issuers
             whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly
             traded. If any privately placed or Rule 144A securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being
             resold, the Fund may be required to bear the expenses of
             registration. Investment in Rule 144A securities could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become,
             for a time, uninterested in purchasing such securities. Rule
             144A securities determined by the Board of Trustees to be
             liquid are not subject to the 15% limitation on investments in illiquid securities.

                  BORROWING. The Fund may borrow up to one-third of the
             value of its total assets from banks to increase its holdings of portfolio securities. Under the 1940 Act, the
             Fund is required to maintain continuous asset coverage of
             300% with respect to such borrowings and to sell
(within
             three days) sufficient portfolio holdings to restore such
             coverage if its value should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund's holdings may be disadvantageous
             from an investment standpoint. Leveraging by means of borrowing generally will exaggerate the effect of any increase or decrease in the value of portfolio securities on
             the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income
             received from the securities purchased with borrowed funds.
             Leveraging by means of borrowing is considered to be a
             speculative investment technique.

                  LOANS OF PORTFOLIO SECURITIES. The Fund may lend to
             banks and broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets. Such loans must be secured by collateral
(consisting
             of any combination of cash, U.S. Government securities or
             irrevocable letters of credit) in an amount at least equal
             (on a daily marked-to-market basis) to the current market
             value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities
             loaned within five business days. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to retain any voting rights
             with respect to the securities. In the event that the borrower defaults on its obligation to return borrowed securities, because of insolvency or otherwise, the
Fund
             could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the
             value of the collateral falls below the market value of the borrowed securities.

                                     RISK FACTORS

                  Shareholders should understand that all
investments
             involve risk and there can be no guarantee against loss
             resulting from an investment in the Fund, nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value
             of, and income from, an investment in the Fund can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Fund's
             portfolio securities, including general economic conditions, market factors and currency exchange rates.
Additionally,
             investment decisions made by the Investment Manager will not always be profitable or prove to have been correct.
The Fund
             is not intended as a complete investment program.

                  Successful use of futures contracts and related options
             is subject to certain special risk considerations. A liquid secondary market for any futures or option contract may not be available when the Fund seeks to close a futures or option position. In addition, there may be an imperfect
             correlation between movements in the securities or foreign currency on which the futures or option contract is based
             and movements in the securities or currency in the Fund's
             portfolio. Successful use of futures and options contracts is further dependent on the Investment Manager's ability to predict correctly movements in the direction of the securities or foreign currency markets and no assurance can
             be given that its judgment in this respect will be correct.
             Successful use of options on securities or securities indices is subject to similar risk considerations. In addition, by writing covered call options, the Fund gives up
             the opportunity, while the option is in effect, to profit
             from any price increase in the underlying security above the option exercise price.

                  The Fund has the right to purchase securities in any
             foreign country, developed or underdeveloped.
Investors
             should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations,
             foreign exchange controls (which may include suspension of the ability to transfer currency from a given country),
             default in foreign government securities, political or social instability or diplomatic developments which could
             affect investments in securities of issuers in foreign nations. Some countries may withhold portions of interest
             and dividends at the source. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United
             States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not
             be comparable to those applicable to United States companies. Further, the Fund may encounter difficulties or
             be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the
             settlement period of securities transactions in foreign
             markets may be longer than in domestic markets, which may
             affect the timing of the Fund's receipt of proceeds from its portfolio securities transactions. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the
United
             States. The foreign securities markets of many of the countries in which the Fund may invest may also be smaller,
             less liquid, and subject to greater price volatility than
             those in the United States.

                  Investments in companies domiciled in developing
             countries may be subject to potentially higher risks than
             investments in developed countries. These risks include (i)
             less social, political and economic stability; (ii) the
             small current size of the markets for such securities and
             the currently low or nonexistent volume of trading, which
             result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including
             restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v)
             the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in
             Eastern Europe may be slowed or reversed by unanticipated
             political or social events in such countries.

                  Investments in Eastern European countries may involve
             risks of nationalization, expropriation and confiscatory
             taxation. The communist governments of a number of Eastern
             European countries expropriated large amounts of private
             property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of
             such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in
Eastern
             European countries. Finally, even though certain
Eastern
             European currencies may be convertible into United
States
             dollars, the conversion rates may be artificial to the actual market values and may be adverse to the Fund's Shareholders.

                  The Fund is authorized to invest in medium quality or
             high risk, lower quality debt securities that are rated in any rating category by S&P or by Moody's, or which are not rated by S&P or Moody's. As an operating policy, which may be changed by the Board of Trustees without Shareholder
             approval, the Fund will not invest or hold more than 5% of its net assets in debt securities rated BBB or lower by S&P or Baa or lower by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment
Manager.
             The Board may consider a change in this operating policy if, in its judgment economic conditions change such that a
             higher level of investment in high risk, lower quality debt securities would be consistent with the interests of the
             Fund and its Shareholders. High risk, lower quality debt
             securities, commonly referred to as junk bonds, are regarded, on balance, as predominantly speculative with
             respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. Unrated debt securities are not necessarily of lower quality than rated securities but they
             may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase
             (whether rated or unrated) will be carefully analyzed by the
             Investment Manager to insure, to the extent possible, that the planned investment is sound. The Fund may, from time to time, purchase defaulted debt securities if, in the opinion of the Investment Manager, the issuer may resume interest
             payments in the near future.

                  The Fund usually effects currency exchange transactions
             on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (to cover service charges) will be incurred when the Fund converts assets from one currency to
             another.

                  There are further risk considerations, including
             possible losses through the holding of securities in domestic and foreign custodial banks and depositories, described in the SAI.

                            HOW TO BUY SHARES OF THE FUND

                  Shares of the Fund may be purchased from the Fund at
             the offering price, which is the net asset value of the Fund as next determined upon receipt, and acceptance after determination to be in good form, by the Fund of a completed
             Account Application Form and check. The minimum initial
             purchase order is $2,500, with subsequent investments of
             $100 or more. The Fund has the right to reject any application. Completed applications should be mailed directly to THOMAS WHITE FORLD FUND, c/o Firstar Trust Company, P.O. Box 701, Milwaukee, WI 53201-0701. To
purchase
             shares by overnight or express mail, please use the following street address: THOMAS WHITE WORLD FUND, Shareholder Services Center, 3rd Floor, 615 East
Michigan
             Street, Milwaukee, WI 53202.

                  Investors may also invest in the Fund by direct wire
             transfer. The establishment of a new account or any additional purchases by wire transfer should be preceded by
             a telephone call to Firstar Trust Company (the
"Transfer
             Agent") at 1-800-811-0535. The investor will be asked to
             provide his name, address, social security or tax identification number, the amount of his investment and the
             name and address of the bank that will be wiring the investment. Funds should be wired through the Federal Reserve System as follows:

                  Firstar Bank Milwaukee, N.A.
                  ABA Number 0750-00022
                  Trust Funds, Account Number 112-952-137
                  For further credit to Thomas White World Fund
                  (investment account number)
                  (name or account registration)

                  If an Investor purchases his initial Shares by wire,
             the Investor must prepare and file a Purchase
Application,
             marked  follow-up,  with the Transfer Agent. The
Transfer
             Agent must receive the Purchase Application before any of
             the Shares purchased can be redeemed.

                  Investors can purchase additional Shares by telephone.
             Telephone transactions may not be used for initial purchases. Only bank accounts held at domestic institutions
             that are Automated Clearing House ( ACH ) members can be
             used for telephone transactions. Shares will be purchased at the net asset value determined as of the close of regular
             trading on the date the Transfer Agent receives payment for
             Shares purchased by electronic funds transfer through the
             ACH system. Most transfers are completed within three business days after a call to place an order.

                  Shares of the Fund may be purchased or sold through
             certain broker-dealers, financial institutions or other
             service providers ( Processing Intermediaries ). When
Shares
             of the Fund are purchased in this manner, the Processing
             Intermediary, rather than its customer, may be the Shareholder of record of the Shares. Processing intermediaries may use procedures and impose restrictions in
             addition to or different from those applicable to Shareholders who invest directly in the Fund.

                  At the discretion of the Fund, investors may be
             permitted to purchase Fund Shares by transferring
securities
             to the Fund that meet the Fund's investment objective
and
             policies. Securities transferred to the Fund will be
valued
             in accordance with the same procedures used to
determine the
             Fund's net asset value at the time of the next
determination
             of net asset value after such acceptance. Shares
issued by
             the Fund in exchange for securities will be issued at
net
             asset value determined as of the same time. All
dividends,
             interest, subscription, or other rights pertaining to
such
             securities shall become the property of the Fund and
must be
             delivered to the Fund by the investor upon receipt
from the
             issuer. Investors who are permitted to transfer such securities will be required to recognize a gain or loss on
             such transfer, and pay tax thereon, if applicable,
measured
             by the difference between the fair market value of the securities and investor's basis therein. Securities will not
             be accepted in exchange for shares of the Fund unless:
(1)
             such securities are, at the time of the exchange, eligible to be included in the Fund and current market quotations are readily available for such securities; (2) the investor
             represents and warrants that all securities offered to be
             exchanged are not subject to any restrictions upon their
             sale by the Fund under the Securities Act of 1933 or under the laws of the country in which the principal market for
             such securities exists, or otherwise; and (3) the value of any such security (except U.S. government securities) being exchanged together with other securities of the same issuer owned by the Fund, will not exceed 5% of the Fund's net
             assets immediately after the transaction.

                  NET ASSET VALUE. The net asset value of the Shares of
             the Fund is computed as of the close of trading on each day the New York Stock Exchange is open for trading, by dividing the value of the Fund's securities plus any cash and other assets (including accrued interest and dividends receivable)
             less all liabilities (including accrued expenses) by the
             number of shares outstanding, adjusted to the nearest whole cent. A security listed or traded on a recognized stock
             exchange or NASDAQ, is valued at its last sale price on the principal exchange on which the security is traded.
The
             value of a foreign security is determined in its national
             currency as of the close of trading on the foreign exchange on which it is traded or as of 4:00 p.m., New York time, if that is earlier and that value is then converted into its
             U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the
             foreign security is determined. If no sale is reported at
             that time, the mean between the current bid and asked price is used. Occasionally, events which affect the values of
             such securities and such exchange rates may occur between
             the times at which they are determined and the close of the
             New York Stock Exchange, and will therefore not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur
             during such period, then these securities will be valued at fair value as determined by the management using methods
             approved by the Board of Trustees and subsequently ratified in good faith by the Board of Trustees. All other securities for which over-the-counter market quotations are readily
             available are valued at the mean between the current bid and asked price. Securities for which market quotations are not readily available and other assets are valued at fair value as determined by the management using methods approved by
             the Board of Trustees and subsequently ratified in good
             faith by the Board of Trustees.

                  ACCOUNT STATEMENTS. Shareholder accounts are opened in
             accordance with the Shareholder's registration instructions.
             Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular
             confirmation statements from the Fund.

                            HOW TO SELL SHARES OF THE FUND

                  Shares will be redeemed, without charge, on request of
             the Shareholder in Proper Order to the Fund. "Proper Order" means that the request to redeem must meet all the
             following requirements:

                  1.   It must be in writing, signed by the
             Shareholder(s) exactly in the manner as the Shares are registered, and must specify either the number of
Shares, or
             the dollar amount of Shares, to be redeemed and sent to the
             THOMAS WHITE WORLD FUND, c/o Firstar Trust Company,
P.O. Box
             701, Milwaukee, WI 53201-0701;

                  2.   The signature(s) of the redeeming
Shareholder(s)
             must be guaranteed by an eligible guarantor, including (1)
             national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2)
national
             securities exchanges, registered securities associations and clearing agencies; (3) securities broker-dealers which are members of a national securities exchange or a clearing
             agency or which have minimum net capital of $100,000;
or (4)
             institutions that participate in the Securities
Transfer
             Agent Medallion Program ( STAMP ) or other recognized signature medallion program. A notarized signature will not
             be sufficient for the request to be in Proper Order.
If the
             Shares are registered in more than one name, the signature of each of the redeeming Shareholders must be guaranteed. A signature guarantee is not required for redemptions of $25,000 or less, requested by and payable to all Shareholders of record, to be sent to the address of record
             for that account. However, the Fund reserves the right to
             require signature guarantees on all redemptions. A signature guarantee is also required in connection with any redemption if the Fund has, within the 30-day period prior to receipt of the redemption request, received instructions to change the Shareholder's address of record;

                  3. Any outstanding certificates must accompany the
             request together with a stock power signed by the Shareholder(s), with signature(s) guaranteed as described in
             Item 2 above; and

                  4. If the Shares being redeemed are registered in the
             name of an estate, trust, custodian, guardian, retirement
             plan or the like, or in the name of a corporation or partnership, documents also must be included which, in the
             judgment of the Fund, are sufficient to establish the authority of the person(s) signing the request, and/or as
             may be required by applicable laws or regulations, with
             signature(s) guaranteed as described in Item 2 above.

                  Shares of the Fund may also be redeemed by calling the
             Transfer Agent at 1-800-811-0535. To use this procedure, a
             Shareholder must have elected this option on his account
             application, which will be reflected in the records of the
             Transfer Agent. The redemption proceeds must be mailed directly to the investor or transmitted to the investor's
             pre-authorized account at a domestic bank. To change the
             designated account or address, a written request with signature(s) guaranteed must be sent to the Transfer
Agent.
             Once made, telephone redemption requests cannot be modified or canceled.

                  The Fund reserves the right to refuse a telephone
             redemption if it is believed advisable to do so.
Procedures
             for redeeming Fund Shares by telephone may be modified or
             terminated by the Fund at any time. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Fund and the Transfer Agent have implemented procedures designed to reasonably assure that telephone instructions
             are genuine. These procedures include requesting verification of various pieces of personal information,
             recording telephone transactions, confirming transactions in writing and restricting transmittal of redemption to pre-
             authorized designations. Assuming that procedures such as
             the above have been followed, the Fund will not be liable
             for any loss, cost, or expense for acting upon an investor's telephone redemption. As a result of this policy, the investor will bear the risk of any loss unless the
Fund
             failed to follow such procedures.

                  To avoid delay in redemption or transfer, Shareholders
             having questions about these requirements should contact the
             Account Services Department by calling 1-800-811-0535.

                  The redemption price will be the net asset value of the
             Shares next computed after the redemption request in Proper
             Order is received by the Fund. Payment of the redemption
             price ordinarily will be made by check (or by wire at the
             sole discretion of the Fund if wire transfer is requested
             including name and address of the bank and the Shareholder's account number to which payment of the redemption proceeds is to be wired) within seven days after receipt of the redemption request in Proper Order. However, if Shares have
             been purchased by check, the Fund will make redemption proceeds available when a Shareholder's check received for
             the Shares purchased has been cleared for payment by the
             Shareholder's bank, which, depending upon the location of
             the Shareholder's bank, could take up to fifteen days from the purchase date. The check will be mailed by first class mail to the Shareholder's registered address (or as otherwise directed). Remittance by wire (to a commercial
             bank account in the same name(s) as the Shares are registered that has been in existence for more than six
             months) or express mail if requested, will be at a charge of up to $15, which will be deducted from the redemption proceeds.

                  The Fund may involuntarily redeem an investor's
Shares
             if the net asset value of such Shares is less than
$2500
             provided that involuntary redemptions will not result from fluctuations in the value of an investor's Shares. An investor who makes the minimum initial purchase of
$2500 may
             not redeem any portion of the investment without subjecting the balance to involuntary redemption if the net asset value of the investor's remaining Shares is less than $2500 following the redemption. In addition, the Fund may involuntarily redeem the Shares of any investor who has
             failed to provide the Fund with a certified taxpayer identification number or such other tax-related certifications as the Fund may require. A notice of redemption, sent by first-class mail to the investor's address of record, will fix a date not less than 30 days
             after the mailing date and Shares will be redeemed at net
             asset value at the close of business on that date, unless
             sufficient additional Shares are purchased to bring the
             aggregate account value up to $2500 or more, or unless a
             certified taxpayer identification number (or such other
             information as the Fund has requested) has been provided, as the case may be. A check for the redemption proceeds will be mailed to the investor at the address of record.

                       INDIVIDUAL RETIREMENT ACCOUNTS ( IRAs )

                  An individual investor can select the Shares of the
             THOMAS WHITE WORLD FUND to fund either an IRA, a rollover
             IRA or a non-working spousal IRA. To establish an IRA, please complete the IRA Application, and if the assets are
             being moved from an existing IRA, please complete the IRA
             Transfer Form. Application forms, as well as descriptions of applicable service fees and certain limitations on contributions and withdrawals, are available from the
Fund
             or the Transfer Agent upon request.

                  The Fund's minimum initial investment for an IRA
is
             $1,500 ($250 for spousal IRAs). The minimum subsequent investment in each case is $100. Under the Internal
Revenue
             Code of 1986, as amended (the  Code ), individuals may
make
             wholly or partly tax-deductible contributions up to
$2,000
             annually, depending on whether they are active participants in an employer-sponsored retirement plan and on their income level. An individual with a non-working spouse may establish a separate IRA for the spouse under the same conditions
             provided that no more than $2,000 may be contributed to the
             IRA of either spouse. Earnings on investments held in an IRA are not taxed until withdrawal.

                  Because a retirement program involves commitments
             covering future years, it is important that the investment objective of the Fund is consistent with your own retirement objectives. Premature withdrawals from a retirement plan
             will result in adverse tax consequences. Consultation with a competent financial and tax adviser is recommended.

                                MANAGEMENT OF THE FUND

                  The Board of Trustees of the Trust has overall
             responsibility for the conduct of the affairs of the Fund
             and the Trust. The Trustees serve indefinite terms of unlimited duration. The Trustees appoint their own successors, provided that at least two-thirds of the Trustees, after such appointment, have been elected by Shareholders. Shareholders may remove a Trustee upon the
             vote of two-thirds of the Trust's outstanding Shares.
A
             Trustee may be removed upon the written declaration of two-
             thirds of the Trustees. Information relating to the Trustees is set forth under the heading Management of the Trust in
             the SAI.

                  INVESTMENT MANAGER. The Investment Manager of the
Fund
             is LORD ASSET MANAGEMENT, INC., Chicago, Illinois, a registered investment adviser under the Investment
Advisers
             Act of 1940.

                  The Investment Manager furnishes the Fund with
             investment research, advice and supervision. The
Investment
             Manager may, but is not required to, furnish some
overhead
             items and facilities for the Fund. As compensation for
its
             services, the Fund pays the Investment Manager a
monthly fee
             at the rate of 1.00% annually of the Fund's average
daily
             net assets. This fee is higher than advisory fees paid
by
             most other U.S. investment companies, primarily
because
             investing in securities of companies in foreign
markets,
             many of which are not widely followed by professional analysts, requires the Investment Manager to invest additional time and incur added expense in developing specialized resources, including research facilities.
The
             Fund also pays its own operating expenses, including:
(1)
             the fees and expenses of the Trust's Independent
Trustees;
             (2) interest expenses; (3) taxes and governmental fees; (4)
             brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (5)
the
             expenses of registering and qualifying its Shares for sale with the Securities and Exchange Commission ( SEC ) and with various state securities commissions; (6) expenses of its
             independent public accountants and legal counsel; (7) insurance premiums; (8) fees and expenses of the
Custodian
             and any related services; (9) expenses of obtaining quotations of portfolio securities and of pricing
Shares;
             (10) expenses of maintaining the Trust's legal existence and of Shareholders meetings; (11) expenses of preparation and distribution to existing Shareholders of periodic reports, proxy material and prospectuses; and (12) fees and expenses of membership in industry organizations.

                  The Investment Manager serves as adviser for a wide
             variety of public and private clients in several nations.
             The Investment Manager provides investment management and
             advisory services to both an on- and off-shore client base, including trusts, endowments, employee benefit plans and
             individuals. Mr. Thomas S. White, Jr., the Fund's lead portfolio manager and Chairman of the Investment
Manager,
             has been managing investments over the past 28 years.
Mr.
             White founded the Investment Manager in June, 1992.
Before
             that he was Managing Director and Chief Investment
Officer
             of The Chicago Group of Morgan Stanley Asset
Management,
             which he founded in 1982. Further information concerning the
             Investment Manager is included under the heading
Investment
             Management and Other Services  in the SAI.

                  TRANSFER AGENT. Firstar Trust Company, 615 East
             Michigan Street, Milwaukee, WI 53202, serves as
Transfer
             Agent and monitors compliance with state "Blue Sky" laws.

                  CUSTODIAN. State Street Bank and Trust Company serves as
             custodian of the Fund's assets.

                  BROKERAGE COMMISSIONS. The Fund's brokerage policies
             are described under the heading Brokerage Allocation in
             the SAI. The Fund's brokerage policies provide that the
             receipt of research services from a broker and the sale of
             Shares by a broker are factors which may be taken into account in allocating securities transactions, so long as
             the prices and execution provided by the broker equal the
             best available within the scope of the Fund's brokerage
             policies.

                                 GENERAL INFORMATION

                  DESCRIPTION OF SHARES/SHARE CERTIFICATES. The
             capitalization of the Trust consists of an unlimited number of Shares of beneficial interest, par value $0.01 per Share.
             The Board of Trustees is authorized, in its discretion, to classify and allocate the unissued Shares of the Trust in an unlimited number of separate series and may in the future
             divide existing series into two or more classes. Each
Share
             entitles the holder to one vote.

                  The Fund will not ordinarily issue certificates for
             Shares purchased. Share certificates representing the whole
             (not fractional) Shares are issued only upon the specific
             request of the Shareholder made in writing to the Fund. No charge is made for the issuance of one certificate for all or some of the Shares purchased in a single order.

                  MEETINGS OF SHAREHOLDERS. Each share is entitled to one
             vote on each matter presented to Shareholders. The
Trust is
             not required to hold annual Shareholder meetings and may
             elect not to do so. Presently, the Trust does not intend to hold annual Shareholder meetings. The Trust will call a
             special meeting of Shareholders for the purpose of considering the removal of a person serving as Trustee when
             requested to do so by Shareholders holding at  least
10% of
             the Trust's outstanding Shares. In addition, the Trust is
             required to assist Shareholder communications in connection with the calling of Shareholder meetings to consider removal of a Trustee or Trustees.

                  DIVIDENDS AND DISTRIBUTIONS. Each share of the
Fund is
             entitled to participate pro rata in any dividends and other distributions declared by the board of Trustees with respect to the Fund, and all shares of a series have equal rights in the event of liquidation of that series.

                  Dividends and capital gain distributions (if any) are
             usually paid in December representing all or substantially all of the Fund's net investment income and net realized
             capital gains. Income dividends and capital gain distributions paid by the Fund, other than on those
Shares
             whose owners keep them registered in the name of a broker-
             dealer, are automatically reinvested in whole or fractional
             Shares of the Fund at net asset value as of the ex-dividend date, unless a shareholder makes a written request for payments in cash. Income dividends and capital gain distributions will be paid in cash on Shares during the time
             that their owners keep them registered in the name of a
             broker-dealer, unless the broker-dealer has made arrangements with the Fund for reinvestment.

                  Prior to purchasing Shares of the Fund, the impact of
             dividends or capital gain distributions which have been
             declared but not yet paid should be carefully considered.
             Any dividend or capital gain distribution paid shortly after a purchase by a Shareholder prior to the record date will
             have the effect of reducing the per Share net asset value of the Shares by the amount of the dividend or distribution.
             All or a portion of such dividend or distribution, although in effect a return of capital, generally will be subject to tax.

                  Checks are forwarded by first class mail to the address
             of record. The proceeds of any such checks which are not
             accepted by the addressee and returned to the Fund will be reinvested for the Shareholder's account in whole or fractional Shares at net asset value next computed after the
             check has been received by the Fund. Subsequent distributions automatically will be reinvested at net asset
             value as of the ex-dividend date in additional whole or
             fractional Shares.

                  FEDERAL TAX INFORMATION. The Fund intends to elect to
             be treated and to qualify each year as a regulated investment company under Subchapter M of the Code. See the
             SAI for a summary of the requirements that must be satisfied to so qualify. A regulated investment company generally is not subject to Federal income tax on income and gains distributed in a timely manner to its shareholders.
The Fund
             intends to distribute to Shareholders substantially all of its net investment income and realized capital gains, which generally, will be taxable income or capital gains in their hands. Distributions declared in October, November or December to Shareholders of record on a date in such month
             and paid during the following January will be treated as
             having been received by Shareholders on December 31 in the year such distributions were declared. The Fund will inform
             Shareholders each year of the amount and nature of such
             income or gains. A more detailed description of tax consequences to Shareholders is contained in the SAI under
             the heading  Tax Status.

                  The Fund may be required to withhold Federal income tax
             at the rate of 31% of all taxable distributions
(including
             redemptions) paid to Shareholders who fail to provide the
             Fund with their correct taxpayer identification number or to make required certifications or where the Fund or the Shareholder has been notified by the Internal Revenue Service that the Shareholder is subject to backup withholding. Corporate Shareholders and certain other Shareholders specified in the Code are exempt from backup
             withholding. Backup withholding is not an additional tax.
             Any amounts withheld may be credited against the Shareholder's Federal income tax liability.

                  INQUIRIES. Shareholders' inquiries will be answered
             promptly. They should be addressed to the THOMAS WHITE
WORLD
             FUND, c/o Firstar Trust Company, P.O. Box 701,
Milwaukee, WI
             53201-0701- telephone 1-800-811-0535, telecopy (312)
663-
             8323.

                  Transcripts of Shareholder accounts less than three
             years old are provided on request without charge; a fee of
             $15 per account is charged for transcripts going back more than three years from the date the request is received by
             the Fund.

                  PERFORMANCE INFORMATION. The Fund may include its total
             return in advertisements or reports to Shareholders or prospective investors. Quotations of average annual total
             return will be expressed in terms of the average annual
             compounded rate of return on a hypothetical investment in
             the Fund over a period of 1, 5 and 10 years (or up to the
             life of the Fund), will reflect the deduction of a proportional share of Fund expenses (on an annual basis),
             and will assume that all dividends and distributions are
             reinvested when paid. Total return may be expressed in terms of the cumulative value of an investment in the Fund at the end of a defined period of time. For a description of the
             methods used to determine total return for the Fund, see the
             SAI.

                              THOMAS WHITE FUNDS FAMILY
                    THIS STATEMENT OF ADDITIONAL INFORMATION DATED
                   JUNE 28, 1994 AND SUPPLEMENTED JANUARY 24, 1996
                          IS NOT A PROSPECTUS.  IT SHOULD BE
                    READ IN CONJUNCTION WITH THE PROSPECTUS OF THE
                   THOMAS WHITE WORLD FUND DATED JUNE 28, 1994 AND
               SUPPLEMENTED JANUARY 24, 1996, WHICH MAY BE OBTAINED
                            WITHOUT CHARGE UPON REQUEST TO
                            THE THOMAS WHITE FUNDS FAMILY
                         440 SOUTH LASALLE STREET, SUITE 3900
                             CHICAGO, ILLINOIS 60605-1028
                              TELEPHONE: 1-800-811-0535
                               TELECOPY: (312) 663-8323

                                  TABLE OF CONTENTS

          GENERAL INFORMATION AND HISTORY
          INVESTMENT OBJECTIVES AND POLICIES
          Investment Policies
          Repurchase Agreements
          Loans of Portfolio Securities
          Debt Securities
          Futures Contracts
          Options on Securities, Indices and Futures
          Foreign Currency Hedging Transactions
          Investment Restrictions
          Additional Restrictions
          Risk Factors
          Trading Policies
          MANAGEMENT OF THE TRUST
          PRINCIPAL SHAREHOLDERS
          INVESTMENT MANAGEMENT AND OTHER SERVICES
          Investment Management Agreement
          Management Fees
          Transfer Agent
          The Investment Manager
          Custodian
          Legal Counsel
          Independent Accountants
          Reports to Shareholders
          BROKERAGE ALLOCATION
          PURCHASE, REDEMPTION AND PRICING OF SHARES
          TAX STATUS
          DESCRIPTION OF SHARES
          PERFORMANCE INFORMATION
          FINANCIAL STATEMENTS

                           GENERAL INFORMATION AND HISTORY

               After organizing as a business trust under the laws
of
          Delaware as LORD ASSET MANAGEMENT TRUST (the Trust ) and registering under the Investment Company Act of 1940 (the
1940
          Act ), the Trust commenced business as an investment company on
          June 28, 1994 with one series of Shares: THE THOMAS WHITE
WORLD
          FUND (the  Fund ).

                          INVESTMENT OBJECTIVES AND POLICIES

               INVESTMENT POLICIES. The investment objective and policies of the Fund are described in the Fund's Prospectus under the heading  General Description--Investment Objective and
Policies.

               REPURCHASE AGREEMENTS. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under a repurchase agreement, the seller is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. LORD
ASSET
          MANAGEMENT INC. (the Investment Manager ) will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price. Repurchase agreements may involve risks in the event of default or insolvency of the seller, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. The Fund will enter into repurchase agreements only with parties who meet creditworthiness standards approved by the Board of Trustees, i.e., banks or broker-dealers which have been determined by the Investment
          Manager to present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

               LOANS OF PORTFOLIO SECURITIES. The Fund may lend to banks
          and broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets. Such loans must be secured by collateral (consisting of any combination of cash,
          U.S. Government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The
Fund
          retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The
          Fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. However, as with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral should the borrower fail.

               DEBT SECURITIES. The Fund may invest in debt securities
          which are rated in any rating category by Moody's
Investors
          Service, Inc. ( Moody's ) or by Standard & Poor's
Corporation
          ( S&P") or which are not rated by Moody's or S&P. As an operating policy, the Fund will not invest or hold more than 5% of its net assets in debt securities rated Baa or lower by Moody's or BBB or lower by S&P or, if unrated, are of equivalent investment quality as determined by the Investment Manager. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising
          interest rates, the value of such securities generally declines.
          These changes in market value will be reflected in the Fund's net asset value.

               Although they may offer higher yields than do higher rated securities, low rated and unrated debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated debt securities are traded are more limited than those in which higher rated securities are traded.
          The existence of limited markets for particular securities may diminish the Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the
          Fund's Shares.

               Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities, and the ability of the Fund to achieve its investment objective may, to the extent of investment in low rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the
Fund were
          investing in higher rated securities.

               Low rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments.
          A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities.
If the
          issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek recovery. The low rated bond market is relatively new, and many of the outstanding low rated bonds have not endured a major business recession.

               The Fund may accrue and report interest on high yield bonds structured as zero coupon bonds or pay-in-kind securities as income even though it receives no cash interest until the security's maturity or payment date. In order to qualify for
          beneficial tax treatment afforded regulated investment companies, the Fund must distribute substantially all of its net income to
          Shareholders (see Tax Status ). Thus, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash in order to satisfy the distribution requirement.

               Recent legislation, which requires federally-insured savings and loan associations to divest their investments in low rated debt securities, may have a material adverse effect on the Fund's net asset values and investment practices.

               FUTURES CONTRACTS. The Fund may purchase and sell financial futures contracts. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a contractual obligation is accomplished by purchasing or selling an identical offsetting futures contract.
          Other financial futures contracts by their terms call for cash settlements.

               The Fund may also buy and sell index futures contracts with respect to any stock or bond index traded on a recognized stock exchange or board of trade. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made.
The index
          futures contract specifies that no delivery of the actual securities making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the
          contract price and the actual level of the index at the expiration of the contract.

               At the time the Fund purchases a futures contract, an amount of cash, U.S. Government securities, or other highly liquid, high grade debt securities equal to the market value of the contract will be deposited in a segregated account with the Fund's Custodian. When selling a futures contract, the Fund will maintain with its Custodian liquid assets that, when added to the
          amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may cover  its
          position by owning the instruments underlying the contract or, in the case of an index futures contract, owning a portfolio with a volatility substantially similar to that of the index on which the futures contract is based, or holding a call option permitting the Fund to purchase the same futures contract at a
          price no higher than the price of the contract written by the
          Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's Custodian).

               OPTIONS ON SECURITIES, INDICES AND FUTURES. The Fund may
          write covered put and call options and purchase put and call options on securities, securities indices and futures contracts that are traded on United States and foreign exchanges and in the over-the-counter markets.

               An option on a security or a futures contract is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security or futures contract
          (in the case of a call option) or to sell a specified security or futures contract (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

               The Fund may write a call or put option only if the
option
          is  covered.   A call option on a security or futures
contract
          written by the Fund is covered if the Fund owns the underlying security or futures contract covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon
          conversion or exchange of other securities held in its portfolio.
          A call option on a security or futures contract is also covered if the Fund holds a call on the same security or futures contract and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or high grade U.S.
Government
          securities in a segregated account with its custodian. A put option on a security or futures contract written by the Fund is covered if the Fund maintains cash or fixed income securities with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security or futures contract and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

               The Fund will cover call options on securities indices that it writes by owning securities whose price changes, in the opinion of the Investment Manager, are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is
          traded and applicable laws and regulations. Nevertheless, where the Fund covers a call option on a securities index through ownership of securities, such securities may not match the composition of the index. In that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. The Fund will cover put options on securities indices that it writes by segregating assets equal to the option's exercise price, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations.

               The Fund will receive a premium from writing a put or call option, which increases its gross income in the event the option expires unexercised or is closed out at a profit. If the value of a security, index or futures contract on which the Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received
(less
          transaction costs) that could offset all or a portion of any decline in the value of the portfolio securities being hedged. If the value of the underlying security, index or futures contract rises, however, the Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in its investments. By writing a put option, the
          Fund assumes the risk of a decline in the underlying security, index or futures contract. To the extent that the price changes of the portfolio securities being hedged correlate with changes in the value of the underlying security, index or futures contract, writing covered put options will increase the
Fund's
          losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

               The Fund may also purchase put options to hedge its investments against a decline in value. By purchasing a put
          option, the Fund will seek to offset a decline in the value of the portfolio securities being hedged through appreciation of the put option. If the value of the Fund's investments does not decline as anticipated, or if the value of the option does not increase, its loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will depend, in part, on the accuracy of the correlation between the changes in value of the underlying security, index or futures contract and the changes in value of the Fund's security holdings being hedged.

               The Fund may purchase call options on individual securities or futures contracts to hedge against an increase in the price of securities or futures contracts that it anticipates purchasing in the future. Similarly, the Fund may purchase call options on a securities index to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options, the
          Fund will bear the risk of losing all or a portion of the premium paid if the value of the underlying security, index or futures contract does not rise.

               There can be no assurance that a liquid market will exist
          when the Fund seeks to close out an option position.
Trading
          could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange.
          Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, it may experience losses in some cases as a result of such inability. The value of over-the-counter options purchased by the
          Fund, as well as the cover for options written by the Fund are considered not readily marketable and are subject to the Trust's limitation on investments in securities that are not readily marketable. See  Investment Objectives and Policies
Investment
          Restrictions.

               FOREIGN CURRENCY HEDGING TRANSACTIONS. In order to hedge
          against foreign currency exchange rate risks, the Fund may enter into forward foreign currency exchange contracts and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. The
Fund may
          also conduct its foreign currency exchange transactions on a spot
          (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

               The Fund may enter into forward foreign currency exchange
          contracts ( forward contracts ) to attempt to minimize the risk to the Fund from adverse changes in the relationship between the
          U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers.
The
          Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to lock in the U.S.
          dollar price of the security. In addition, for example, when the
          Fund believes that a foreign currency may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell an amount of the former foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This second investment practice is generally referred to as cross-hedging.
          Because in connection with the Fund's forward foreign currency transactions, an amount of its assets equal to the amount of the purchase will be held aside or segregated to be used to pay for the commitment, the Fund will always have cash, cash equivalents or high quality debt securities available in an amount sufficient to cover any commitments under these contracts or to limit any potential risk. The segregated account will be marked-to-market on a daily basis. While these contracts are not presently regulated by the Commodity Futures Trading Commission (
CFTC ),
          the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts in the manner set forth above may be restricted.
          Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result
          in poorer overall performance for the Fund than if it had not engaged in such contracts.

               The Fund may purchase and write put and call options on
          foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. As is the case with other kinds of options, however,
          the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received, and the
          Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses.
The
          purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates, although, in the event of rate movements adverse to its position, the Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or
          purchased by the Fund will be traded on U.S. and foreign exchanges or over-the-counter.

               The Fund may enter into exchange-traded contracts for the
          purchase or sale for future delivery of foreign currencies
          ( foreign currency futures ). This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of the
          Fund's portfolio securities or adversely affect the prices of securities that the Fund intends to purchase at a later date. The successful use of foreign currency futures will usually depend on the ability of the Investment Manager to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of foreign currency futures or may realize losses.

               INVESTMENT RESTRICTIONS. The Fund has imposed upon itself
          certain investment restrictions which, together with its investment objective, are fundamental policies except as otherwise indicated. No changes in the Fund's investment objective or these investment restrictions can be made without
          the approval of the Fund's Shareholders. For this purpose, the provisions of the 1940 Act require the affirmative vote of the lesser of either (1) 67% or more of the Shares of the Fund present at a Shareholders meeting at which more than 50% of the outstanding Shares of the Fund are present or represented by proxy or (2) more than 50% of the outstanding Shares of the Fund.

          In accordance with these restrictions, the Fund will not:

          1.   Invest in real estate or mortgages on real estate
(although
               the Fund may invest in marketable securities secured by real estate or interests therein or issued by companies or
               investment trusts which invest in real estate or interests therein); invest in other open-end investment companies
               (except in connection with a merger, consolidation, acquisition or reorganization); invest in interests
(other
               than debentures or equity stock interests) in oil, gas or
               other mineral exploration or development programs;
or
               purchase or sell commodity contracts (except futures contracts as described in the Fund's prospectus).

          2. Purchase any security (other than obligations of the U.S.
               Government, its agencies or instrumentalities) if, as a
               result, as to 75% of the Fund's total assets (i) more than
               5% of the Fund's total assets would then be invested in
               securities of any single issuer, or (ii) the Fund would then own more than 10% of the voting securities of any single
               issuer.

          3. Act as an underwriter; issue senior securities except as set forth in investment restrictions 5 and 6 below; or purchase on margin or sell short, except that the Fund may make
               margin payments in connection with futures, options and
               currency transactions.

          4. Loan money, except that a Fund may (i) purchase a portion of an issue of publicly distributed bonds, debentures, notes
               and other evidences of indebtedness, (ii) enter into repurchase agreements and (iii) lend its portfolio securities.

          5. Borrow money, except that the Fund may borrow money from banks in an amount not exceeding one-third of the value of its total assets (including the amount borrowed).

          6. Mortgage, pledge or hypothecate its assets (except as may be necessary in connection with permitted borrowings); provided, however, this does not prohibit escrow, collateral
               or margin arrangements in connection with its use of options, futures contracts and options on future contracts.

          7. Invest 25% or more of its total assets in a single industry.
               For purposes of this restriction, a foreign government is
               deemed to be an industry with respect to securities issued by it.

          8.   Participate on a joint or a joint and several basis
in any
               trading account in securities. (See  Investment
Objectives
               and Policies   Trading Policies  as to transactions
in the
               same securities for the Fund and/or other clients with the same adviser.)

               If the Fund receives from an issuer of securities held by
          the Fund subscription rights to purchase securities of that issuer, and if the Fund exercises such subscription rights at a time when the Fund's portfolio holdings of securities of that issuer would otherwise exceed the limits set forth in Investment
          Restrictions 2 or 7 above, it will not constitute a violation if, prior to receipt of securities upon exercise of such rights, and after announcement of such rights, the Fund has sold at least as many securities of the same class and value as it would receive on exercise of such rights.

               ADDITIONAL RESTRICTIONS. The Fund has adopted the following additional restrictions which are not fundamental and which may be changed without Shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the Fund may not:

          1. Purchase or retain securities of any company in which
               Trustees or officers of the Trust or of the Investment
               Manager, individually owning more than 1/2 of 1% of the
               securities of such company, in the aggregate own more than
               5% of the securities of such company.

          2. Invest more than 5% of the value of its total assets in securities of issuers which have been in continuous operation less than three years.

          3. Invest more than 5% of its net assets in warrants whether or not listed on the New York or American Stock
Exchanges, and
               more than 2% of its net assets in warrants that are not
               listed on those exchanges. Warrants acquired in units or
               attached to securities are not included in this restriction.

          4. Purchase or sell real estate limited partnership interests.

          5. Purchase or sell interests in oil, gas and mineral leases
               (other than securities of companies that invest in or
               sponsor such programs).

          6. Invest for the purpose of exercising control over management of any company.

          7. Purchase more than 10% of a company's outstanding voting securities.

          8. Invest more than 15% of the Fund's total assets in securities that are not readily marketable
(including
               repurchase agreements maturing in more than seven days and over-the-counter options purchased by the Fund), including no more than 10% of its total assets in restricted securities. Rule 144A securities determined by the
Board of
               Trustees to be liquid are not subject to the limitation on investment in illiquid securities.

               Whenever any investment policy or investment restriction
          states a maximum percentage of the Fund's assets which may be invested in any security or other property, it is intended that such maximum percentage limitation be determined immediately after and as a result of that Fund's acquisition of such security or property. The value of a Fund's assets is calculated as described in its Prospectus under the heading  How to Buy
Shares
          of the Fund.

               RISK FACTORS. The Fund has the right to purchase securities in any foreign country, developed or underdeveloped.
Investors
          should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

               There may be less publicly available information about
          foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies.
          Foreign markets have substantially less volume than the New York
          Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable
United
          States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the
          United States, are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers and listed companies than in the United
          States.

               The Fund endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread in currency exchange (to cover service charges) will be incurred, particularly when the Fund changes investments from one country
          to another or when proceeds of the sale of Shares in U.S.
dollars
          are used for the purchase of securities in foreign countries.
          Also, some countries may adopt policies which would prevent the
          Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations.

               The Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments.
Through
          the flexible policy of the Fund, the Investment Manager endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where from time to time it places the investments of the Fund.

               The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another.
          Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

               The Trustees consider at least annually the likelihood of
          the imposition by any foreign government of exchange control restrictions which would affect the liquidity of the Fund's assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. They also consider the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories (see
           Investment Management and Other Services--Custodian and
Transfer
          Agent ). However, in the absence of willful misfeasance, bad faith or gross negligence on the part of the Investment
Manager,
          any losses resulting from the holding of the Fund's portfolio securities in foreign countries and/or with securities depositories will be at the risk of the Shareholders. The Trustees will take such measures, which may from time to time
          include expropriation insurance or depository account insurance, to the extent that, in their good faith judgment, they deem advisable under prevailing conditions. No assurance can be given that the Trustees appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.

               There are additional risks involved in futures transactions.
          These risks relate to the Fund's ability to reduce or eliminate its futures positions, which will depend upon the liquidity of the secondary markets for such futures. The Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract at any particular time. Use of futures for hedging may involve risks because of imperfect correlations between movements in the prices of the futures on the one hand and movements in the prices of the securities being hedged or of the underlying security, currency or index on the other. Successful use of futures by the Fund for hedging purposes also
          depends upon the Investment Manager's ability to predict correctly movements in the direction of the market, as to which
          no assurance can be given.

               There are several risks associated with transactions in
          options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid market
          will exist when the Fund seeks to close out an option position.
          If the Fund were unable to close out an option that it had purchased on a security or a securities index, it would have to exercise the option in order to realize any profit or the option may expire worthless. If trading were suspended in an option purchased by the Fund, it would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on a security or securities index written by the Fund is covered by an option on the same security or index purchased by the Fund, movements in the security or index may result in a loss to the Fund. However, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

               TRADING POLICIES. The Investment Manager serves as investment adviser to other clients. Accordingly, the respective
          portfolios of the Fund and such clients may contain many or some of the same securities. When the Fund and other clients of the
          Investment Manager are engaged simultaneously in the purchase or sale of the same security, the transactions will be placed for execution in a manner designed to be equitable to all parties.
          The larger size of the transaction may affect the price of the security and/or the quantity which may be bought or sold for the
          Fund. If the transaction is large enough, brokerage commissions in certain countries may be negotiated below those otherwise chargeable.

               Sale or purchase of securities, without payment of brokerage commissions, fees (except customary transfer fees) or other remuneration in connection therewith, may be effected between the
          Fund and other clients of the Investment Manager under procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

                               MANAGEMENT OF THE TRUST

               The name, address, principal occupation during the past five years and other information with respect to each of the Trustees and Executive Officers of the Trust are as follows:

          Name, Address and                  Principal Occupation
          Offices with Trust                 During Past Five Years

          Thomas S. White, Jr.*         Chairman of LORD ASSET
MANAGEMENT
          440 S. LaSalle St.            INC.; former Managing
Director,
          Suite 3900                    Morgan Stanley Asset
Management
          Chicago, IL 60605
          Trustee, President

          Roberta J. Johnson            Chief Account Administrator
of LORD
          440 S. LaSalle St.            ASSET MANAGEMENT INC.;
former
          Suite 3900                    Assistant Vice President,
The
          Chicago, IL 60605             Chicago Corporation
          Vice President and
            Treasurer

          Peter A. Zaldivar             Analyst and Vice President
of LORD
          440 S. LaSalle St.            ASSET MANAGEMENT INC.
          Suite 3900
          Chicago, IL 60605
          Vice President and
            Secretary

          Jill F. Almeida               Retired; former Vice
President,
          1448 N. Lake                  Security Pacific Bank
            Shore Dr.
          Chicago, IL 60610
          Trustee

          Philip R. Haag                President, Baratek, Inc.
          535 Balsam
          Palatine, IL  60045
          Trustee

          Nicholas G. Manos*            Attorney (of counsel),
Gesas,
          53 W. Jackson Blvd.Ltd.       Pilati & Gesas
          Suite 528
          Chicago, IL 60604
          Trustee

          Edward E. Mack III            President, Mack & Parker
          55 East Jackson Street
          Chicago, IL 60604
          Trustee

          Michael R. Miller             Senior Vice President, CTI
          22160 N. Pepper Road          Industries
          Barrington, IL 60010
          Trustee

          John N. Venson                Medical Doctor (podiatry)
          310 Meadowlake Lane
          Lake Forest, IL  60045
          Trustee

          * Messrs. White and Manos are interested persons of the Trust as that term is defined in the 1940 Act. Mr. Manos is the father-
          in-law of Mr. White.

                                PRINCIPAL SHAREHOLDERS

               As of November 30, 1994, there were 1,338,893 Shares
of the
          Fund outstanding, of which 93,422 Shares (6.98%) were
owned
          beneficially, directly or indirectly, by all the Trustees
and
          officers of the Fund as a group. As of November 30, 1994,
John W.
          Galbraith, P.O. Box 33030, St. Petersburg, FL 33733,
owned
          beneficially, directly or indirectly, 996,009 Shares
(74.39%) of
          the Fund, the University of Dubuque Endowment Fund, 2000 University Avenue, Dubuque, IA 52001, owned beneficially, directly or indirectly 134,875 Shares (10.07%) of the
Fund, and
          Thomas S. White, Jr., 440 S. LaSalle Street, Suite 3900,
Chicago,
          IL 60605, owned beneficially, directly or indirectly,
78,437
          Shares (5.86%) of the Fund.

                       INVESTMENT MANAGEMENT AND OTHER SERVICES

               INVESTMENT MANAGEMENT AGREEMENT. The Investment
Manager of
          the Fund is LORD ASSET MANAGEMENT INC. (the Investment Manager ), an Illinois corporation with offices in
Chicago,
          Illinois. The Investment Management Agreement between the Investment Manager and the Trust on behalf of the Fund, dated
          June 28, 1994, was approved by the Board of Trustees, including approval by a majority of the Trustees who were not parties to the Investment Management Agreement or interested persons of any such party, at a meeting on June 17, 1994 and by Catherine N.
          Manos Declaration of Trust, as sole Shareholder of the Fund, on
          June 24, 1994, and will continue through June 28, 1996.
The
          Investment Management Agreement will continue from year to year thereafter, subject to approval annually by the Board of Trustees or by vote of a majority of the outstanding Shares of the Fund
          (as defined in the 1940 Act) and also, in either event, with the approval of a majority of those Trustees who are not parties to the Agreement or interested persons of any such party in person at a meeting called for the purpose of voting on such approval.

               The Investment Management Agreement requires the
Investment
          Manager to furnish the Fund with investment research and advice.
          In so doing, without cost to the Fund, the Investment
Manager may
          receive certain research services described below. The
Investment
          Manager is not required to furnish any personnel, overhead items or facilities for the Fund, including daily pricing or trading desk facilities, although such expenses are paid by investment advisers of some other investment companies. It is currently expected that these expenses will be borne by the Fund, although certain of these expenses may be borne by the Investment
Manager.
          In addition, the Investment Manager may pay, out of its own assets and at no cost to the Fund, amounts to certain broker-
          dealers in connection with the provision of administrative services and/or with the distribution of the Fund's
Shares.

               The Investment Management Agreement provides that the
          Investment Manager will select brokers and dealers for execution of the Fund's portfolio transactions consistent with the Trust's brokerage policies (see Brokerage Allocation ). Although the services provided by broker-dealers in accordance with the brokerage policies incidentally may help reduce the expenses of or otherwise benefit the Investment Manager and other investment advisory clients of the Investment Manager, as well as the Fund, the value of such services is indeterminable and the Investment
          Manager's fee is not reduced by any offset arrangement by reason thereof.

               When the Investment Manager determines to buy or sell the
          same securities for the Fund that the Investment Manager has selected for one or more of its other clients, the orders for all such securities transactions are placed for execution by methods determined by the Investment Manager, with approval by the
          Trust's Board of Trustees, to be impartial and fair, in order to seek good results for all parties (see  Investment
Objective and
          Policies--Trading Policies ). Records of securities transactions of persons who know when orders are placed by the Fund are available for inspection at least four times annually by the
          Compliance Officer of the Trust so that the Independent
Trustees
          can be satisfied that the procedures are generally fair and equitable for all parties.

               The Investment Management Agreement further provides that
          the Investment Manager shall have no liability to the Trust, the
          Fund or any Shareholder of the Fund for any error of judgment, mistake of law, or any loss arising out of any investment or other act or omission in the performance by the Investment
          Manager of its duties under the Agreement or for any loss or damage resulting from the imposition by any government of exchange control restrictions which might affect the liquidity of
          the Fund's assets, or from acts or omissions of custodians or securities depositories, or from any wars or political acts of any foreign governments to which such assets might be exposed, except for any liability, loss or damage resulting from willful misfeasance, bad faith or gross negligence on the Investment
          Manager's part or reckless disregard of its duties under the
          Investment Management Agreement. The Investment
Management
          Agreement will terminate automatically in the event of its assignment, and may be terminated by the Trust on behalf of the
          Fund at any time without payment of any penalty on 60 days written notice, with the approval of a majority of the Trustees of the Trust in office at the time or by vote of a majority of the outstanding Shares of the Fund (as defined by the 1940 Act).

               The Trust uses the names  LORD ASSET MANAGEMENT  and
Thomas
          White in the names of the Trust and the Fund, respectively, by license from the Investment Manager and would be required to stop using those names if LORD ASSET MANAGEMENT INC. ceased to be the
          Investment Manager of the Fund. The Investment Manager has the
          right to use those names in connection with other enterprises, including other investment companies.

               MANAGEMENT FEES. For its services, the Fund pays the Investment Manager a monthly fee at the rate of 1.00%
annually
          of the Fund's average daily net assets.

               The amount of such fee would be reduced by the
amount by
          which the Fund's annual expenses for all purposes
(including the
          investment management fee) except taxes, brokerage fees
and
          commissions, and extraordinary expenses such as
litigation,
          exceed any applicable state regulations. The strictest
rule
          currently applicable to a Fund is 2.5% of the first
$30,000,000
          of net assets, 2.0% of the next $70,000,000 of net assets and
          1.5% of the remainder.

               TRANSFER AGENT. Firstar Trust Company serves as the transfer and dividend disbursing agent for the Fund pursuant to the transfer agency agreement (the  Transfer Agent Agreement
), under
          which Firstar (i) issues and redeems shares, (ii) prepares and transmits payments for dividends and distributions declared by the Fund, (iii) prepares shareholder meeting lists and, if applicable, mail, receive and tabulate proxies, and (iv) provides a Blue Sky System which will enable the Fund to monitor the total number of shares sold in each state. Firstar is located at 615
          East Michigan Street, Milwaukee, WI 53202. Compensation for the
          services of the Transfer Agent is based on a schedule of charges agrees on from time to time.

               THE INVESTMENT MANAGER. The Investment Manager is wholly
          owned by Thomas S. White, Jr.

               CUSTODIAN. State Street Bank and Trust Company serves as
          Custodian of the Fund's assets, which are maintained at the
          Custodian's principal office, 1776 Heritage Drive, North Quincy, Massachusetts 02171, and at the offices of its branches and agencies throughout the world. The Custodian has entered into agreements with foreign sub-custodians approved by the Trustees pursuant to Rule 17f-5 under the

          1940 Act. The Custodian, its branches and sub-custodians generally do not hold certificates for the securities in their custody, but instead have book records with domestic and foreign securities depositories, which in turn have
          book records with the transfer agents of the issuers of the securities. Compensation for the services of the Custodian is based on a schedule of charges agreed on from time to time.

               LEGAL COUNSEL. Dechert Price & Rhoads, 1500 K
Street, N.W.,
          Washington, D.C. 20005, is legal counsel for the Trust.

               INDEPENDENT ACCOUNTANTS. The firm of McGladrey &
Pullen LLP,
          555 Fifth Avenue, New York, New York 10017, serves as independent accountants for the Trust. Its audit services comprise examination of the Fund's financial statements
and
          review of the Fund's filings with the Securities and Exchange
          Commission and the Internal Revenue Service.

               REPORTS TO SHAREHOLDERS. The Trust's fiscal year ends on
          October 31. Shareholders will be provided at least semiannually with reports showing the portfolio of the Fund and other information, including an annual report with financial statements
          audited by the independent accountants.

                                 BROKERAGE ALLOCATION

               The Investment Management Agreement provides that the
          Investment Manager is responsible for selecting members of securities exchanges, brokers and dealers (such members, brokers and dealers being hereinafter referred to as brokers ) for the execution of the Trust's portfolio transactions and, when applicable, the negotiation of commissions in connection therewith. All decisions and placements are made in accordance
          with the following principles:

          1. Purchase and sale orders will usually be placed with brokers who are selected by the Investment Manager as able to
               achieve best execution of such orders. Best execution
               means prompt and reliable execution at the most favorable
               securities price, taking into account the other provisions hereinafter set forth. The determination of what may constitute best execution and price in the execution of a
               securities transaction by a broker involves a number of
               considerations, including without limitation, the overall
               direct net economic result to the Fund (involving both price paid or received and any commissions and other costs
paid),
               the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to
               execute possibly difficult transactions in the future, and the financial strength and stability of the broker.
Such
               considerations are judgmental and are weighed by the Investment Manager in determining the overall reasonableness
               of brokerage commissions.

          2. In selecting brokers for portfolio transactions, the Investment Manager takes into account its past experience as
               to brokers qualified to achieve best execution, including
               brokers who specialize in any foreign securities held by the
               Fund.

          3. The Investment Manager is authorized to allocate brokerage business to brokers who have provided brokerage and research services, as such services are defined in Section 28
(e) of
               the Securities Exchange Act of 1934 (the  1934 Act
), for
               the company and/or other accounts, if any, for which the
               Investment Manager exercises investment discretion
(as
               defined in Section 3 (a) (35) of the 1934 Act) and, as to
               transactions as to which fixed minimum commission rates are not applicable, to cause the Fund to pay a commission for
               effecting a securities transaction in excess of the amount another broker would have charged for effecting that transaction, if the Investment Manager determines in good
               faith that such amount of commission is reasonable in
               relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that
               particular transaction or the Investment Manager's overall responsibilities with respect to the company and the other accounts, if any, as to which it exercises investment
               discretion. In reaching such determination, the Investment
               Manager is not required to place or attempt to place a
               specific dollar value on the research or execution services of a broker or on the portion of any commission reflecting either of said services. In demonstrating that such determinations were made in good faith, the
Investment
               Manager shall be prepared to show that all commissions were allocated and paid for purposes contemplated by the Trust's brokerage policy; that commissions were paid only for
               products or services which provide lawful and appropriate
               assistance to the Investment Manager in the performance of its investment decision-making responsibilities; and that
               the commissions paid were within a reasonable range.
The
               determination that commissions were within a reasonable
               range shall be based on any available information as to the level of commissions known to be charged by other brokers on comparable transactions, but there shall be taken into
               account the Trust's policies that (i) obtaining a low
               commission is deemed secondary to obtaining a favorable
               securities price, since it is recognized that usually it is more beneficial to the Fund to obtain a favorable price than to pay the lowest commission; and (ii) the quality, comprehensiveness and frequency of research studies which
               are provided for the Trust and the Investment
Manager are
               useful to the Investment Manager in performing its advisory services under its Investment Management Agreement with the
               Trust. Research services provided by brokers to the Investment Manager are considered to be in addition to, and
               not in lieu of, services required to be performed by the
               Investment Manager under its Investment Management Agreement. Research furnished by brokers through whom the
               Trust effects securities transactions may be used by the
               Investment Manager for any of its accounts, and not all such research may be used by the Investment Manager for the
               Trust. When execution of portfolio transactions is allocated to brokers trading on exchanges with fixed brokerage commission rates, account may be taken of various services
               provided by the broker, including quotations outside the
               United States for daily pricing of foreign securities held in a Fund's portfolio.

          4. Purchases and sales of portfolio securities within the
               United States other than on a securities exchange shall be executed with primary market makers acting as principal
               except where, in the judgment of the Investment
Manager,
               better prices and execution may be obtained on a commission basis or from other sources.

          5. Sales of the Fund's Shares (which shall be deemed to include also shares of other investment companies registered under the 1940 Act which have the same investment adviser) made by a broker are one factor among others to be taken into
               account in deciding to allocate portfolio transactions
               (including agency transactions, principal transactions,
               purchases in underwritings or tenders in response to tender offers) for the account of the Fund to that broker;
provided
               that the broker shall furnish best execution as defined in paragraph 1 above, and that such allocation shall be within the scope of the Fund's policies as stated above;
and
               provided further, that in every allocation made to a broker in which the sale of Shares is taken into account there
               shall be no increase in the amount of the commissions or
               other compensation paid to such broker beyond a reasonable commission or other compensation determined, as set forth in paragraph 3 above, on the basis of best execution alone or best execution plus research services, without taking
               account of or placing any value upon such sale of Shares.

               Insofar as known to management, no Trustee or officer of the
          Trust, nor the Investment Manager or any person affiliated with any of them, has any material direct or indirect interest in any broker employed by or on behalf of the Trust for the Fund. All portfolio transactions will be allocated to broker-dealers only when their prices and execution, in the good faith judgment of the Investment Manager, are equal to the best available within the scope of the Trust's policies. There is no fixed method used in determining which broker-dealers receive which order or how many orders.

                      PURCHASE, REDEMPTION AND PRICING OF SHARES

               The Prospectus describes the manner in which the
Fund's
          Shares may be purchased and redeemed. See  How to Buy
Shares of
          the Fund  and  How to Sell Shares of the Fund.   Shares
of the
          Fund are offered directly to the public by the Fund. The
Fund
          employs no Distributor.

               Net asset value per Share is determined as of the close of business on the New York Stock Exchange, which currently is 4:00
          p.m. (Eastern time) every Monday through Friday
(exclusive of
          national business holidays). The Trust's offices will be closed, and net asset value will not be calculated, on those days on which the New York Stock Exchange is closed, which currently are:
          New Year's Day, Presidents  Day, Good Friday, Memorial
Day,
          Independence Day, Labor Day, Thanksgiving Day and
Christmas Day.

               Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business in New York on each day on which the
          New York Stock Exchange is open. Trading of European or
Far
          Eastern securities generally, or in a particular country or countries, may not take place on every New York business day.
          Furthermore, trading takes place in various foreign markets on days which are not business days in New York and on which a
          Fund's net asset value is not calculated. Each Fund calculates net asset value per Share, and therefore effects sales, redemptions and repurchases of its Shares, as of the close of the
          New York Stock Exchange once on each day on which that Exchange is open. Such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and if events occur which materially affect the value of those foreign securities, they will be valued at fair market value as determined by the management using methods approved by the Board of
Trustees and
          subsequently ratified in good faith by the Board of Trustees.

               The Board of Trustees may establish procedures under which the Fund may suspend the determination of net asset value for the whole or any part of any period during which (1) the New
York
          Stock Exchange is closed other than for customary weekend and holiday closings, (2) trading on the New York Stock
Exchange is
          restricted, (3) an emergency exists as a result of which disposal of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (4) for such other period as the
          Securities and Exchange Commission may by order permit for the protection of the holders of the Fund's Shares.

                                      TAX STATUS

               The Fund intends normally to pay a dividend at least once
          annually representing substantially all of its net investment income (which includes, among other items, dividends and interest) and to distribute at least annually any realized
          capital gains. By so doing and meeting certain diversification of assets and other requirements of the Internal Revenue
Code of
          1986, as amended (the Code ), the Fund intends to qualify
          annually as a regulated investment company under the Code. The status of the Fund as a regulated investment company does not involve government supervision of management or of their investment practices or policies. As a regulated investment
          company, the Fund generally will be relieved of liability for
          U.S. Federal income tax on that portion of its net investment income and net realized capital gains which it distributes to its
          Shareholders. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement also are subject to a non deductible 4% excise tax. To prevent application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

               Dividends of net investment income and net short-term
          capital gains are taxable to Shareholders as ordinary income.
          Distributions of net investment income may be eligible for the corporate dividends-received deduction to the extent attributable to the Fund's qualifying dividend income. However, the alternative minimum tax applicable to corporations may reduce the
          benefit of the dividends-received deduction.
Distributions of net
          capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends are taxable to Shareholders as long-term capital gains, regardless of the length of time the Fund's Shares have been held by a Shareholder, and are not eligible for the dividends-received deduction. All dividends and distributions are taxable to Shareholders, whether or not reinvested in Shares of the
Fund.
          Shareholders will be notified annually as to the Federal tax status of dividends and distributions they receive and any tax withheld thereon.

               Distributions by the Fund reduce the net asset value of the
          Fund Shares. Should a distribution reduce the net asset value below a Shareholder's cost basis, the distribution nevertheless would be taxable to the Shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In
          particular, investors should be careful to consider the tax implication of buying Shares just prior to a distribution by the
          Fund. The price of Shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

               Certain of the debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount on a taxable debt security earned in a given year generally is treated for Federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the
          Code.

               Some of the debt securities may be purchased by the Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for Federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security.
          Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes
          into account the semi-annual compounding of interest.

               The Fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies
          ( PFICs ). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an excess distribution received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock. The Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to that Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to Shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

               The Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, the Fund may be able to elect to mark to market its PFIC stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income, and any resulting loss would not be recognized.
If this
          election were made, the special rules described above with respect to excess distributions would still apply. The
Fund's
          intention to qualify annually as a regulated investment company may limit its election with respect to PFIC stock.

               Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject the Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to
          Shareholders, and which will be taxed to Shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

               Income received by a Fund from sources within foreign
          countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and intends to elect to pass through to the Fund's
          Shareholders the amount of foreign taxes paid by the Fund.
          Pursuant to this election, a Shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid
          by a Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. Federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a
          Shareholder who does not itemize deductions, but such a Shareholder may be eligible to claim the foreign tax credit (see
          below). Each Shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will  pass through  for that year.

               Generally, a credit for foreign taxes is subject to the
          limitation that it may not exceed the Shareholder's U.S.
tax
          attributable to his foreign source taxable income. For this purpose, if the pass-through election is made, the source of the
          Fund's income flows through to its Shareholders. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by the Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation)
          imposed on corporations and individuals. If a Fund is not eligible to make the election to pass through to its Shareholders its foreign taxes, the foreign income taxes it pays
          generally will reduce investment company taxable income and the distributions by a Fund will be treated as United States source income.

               Certain options and futures and foreign currency
forward
          contracts in which the Fund may invest may be  section
1256
          contracts.   Gains or losses on section 1256 contracts
generally
          are considered 60% long-term and 40% short-term capital gains or losses ( 60/40 ) however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by the Fund at the end of each taxable year (and
          on certain other dates as prescribed under the Code) are marked-
          to-market with the result that unrealized gains or losses are treated as though they were realized.

               Generally, the hedging transactions undertaken by the Fund may result in straddles for U.S. Federal income tax purposes.
          The straddle rules may affect the character of gains (or losses)
          realized by the Fund. In addition, losses realized by the Fund on positions that are part of the straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the
          losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of hedging transactions are not entirely clear.
The
          hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to Shareholders.

               The Fund may make one or more of the elections available
          under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

               Because application of the straddle rules may affect the
          character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to
Shareholders
          and which will be taxed to Shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

               Requirements relating to the Fund's tax status as a regulated investment company may limit the extent to which the
          Fund will be able to engage in transactions in options and futures and foreign currency forward contracts.

               Under the Code, gains or losses attributable to
fluctuations
          in foreign currency exchange rates which occur between
the time
          the Fund accrues income or other receivables or accrues
expenses
          or other liabilities denominated in a foreign currency
and the
          time the Fund actually collects such receivables or pays
such
          liabilities generally are treated as ordinary income or
ordinary
          loss. Similarly, on disposition of some investments,
including
          debt securities denominated in a foreign currency and
certain
          futures contracts and options, gains or losses
attributable to
          fluctuations in the value of foreign currency between the
date of
          acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss.
These
          gains and losses, referred to under the Code as  section
988
          gains and losses, may increase or decrease the amount of the
          Fund's net investment income to be distributed to its Shareholders as ordinary income. For example, fluctuations in
          exchange rates may increase the amount of income that the Fund must distribute in order to qualify for treatment as a regulated investment company and to prevent application of an excise tax on undistributed income. Alternatively, fluctuations in exchange rates may decrease or eliminate income available for distribution. If section 988 losses exceed other net investment
          income during a taxable year, the Fund would not be able to make ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as return of capital to Shareholders for Federal income tax purposes, rather than as an ordinary dividend, reducing each Shareholder's basis in his Fund Shares.

               Upon the sale or exchange of his Shares, a Shareholder will realize a taxable gain or loss depending upon his basis in the
          Shares. Such gain or loss will be treated as capital gain or loss if the Shares are capital assets in the Shareholder's hands, and generally will be long-term if the Shareholder's holding period for the Shares is more than one year and generally otherwise will be short-term. Any loss realized on a sale or exchange will be disallowed to the extent that the Shares disposed of are replaced
          (including replacement through the reinvesting of dividends and capital gain distributions in the Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the Shares. In such a case, the basis of the
          Shares acquired will be adjusted to reflect the disallowed loss.
          Any loss realized by a Shareholder on the sale of the Fund's
          Shares held by the Shareholder for six months or less will be treated for Federal income tax purposes as a long-term capital loss to the extent of any distributions of long-term capital gains received by the Shareholder with respect to such Shares.

               The Fund generally will be required to withhold
Federal
          income tax at a rate of 31% ( backup withholding ) from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the Shareholder fails to furnish the Fund with the Shareholder's correct taxpayer identification number or social security number and to make such certifications as the
          Fund may require, (2) the Internal Revenue Service notifies the
          Shareholder or the Fund that the Shareholder has failed to report properly certain interest and dividend income to the Internal
          Revenue Service and to respond to notices to that effect, or (3)
          when required to do so, the Shareholder fails to certify that he is not subject to backup withholding. Any amounts withheld may be credited against the Shareholder's Federal income tax liability.

               Ordinary dividends and taxable capital gain distributions
          declared in October, November, or December with a record date in such month and paid during the following January will be treated as having been paid by the Fund and received by Shareholders on
          December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

               Distributions and redemptions also may be subject to state, local and foreign taxes. U.S. tax rules applicable to foreign investors may differ significantly from those outlined above.
          This discussion does not purport to deal with all of the tax consequences relating to an investment in the Fund.
Shareholders
          are advised to consult their own tax advisers for details with respect to the particular tax consequences to them of an investment in the Fund.

                                DESCRIPTION OF SHARES

               The Shares of the Fund have the same preferences, conversion and other rights, voting powers, restrictions and limitations as to dividends, qualifications and terms and conditions of redemption, except as follows: all consideration received from
          the sale of Shares of the Fund, together with all income, earnings, profits and proceeds thereof, belongs to the
Fund and
          is charged with liabilities in respect of the general liabilities of the Trust. The net asset value of a Share of the Fund is based on the assets belonging to the Fund less the liabilities charged to the Fund, and dividends are paid on Shares of the Fund only out of lawfully available assets belonging to the Fund.
In the
          event of liquidation or dissolution of the Trust, the Shareholders of the Fund will be entitled, to the assets belonging to the Fund out of assets of the Trust available for
          distribution.

               The Shares have non-cumulative voting rights so that the
          holders of a plurality of the Shares voting for the election of
          Trustees at a meeting at which 50% of the outstanding
Shares are
          present can elect all the Trustees and in such event, the holders of the remaining Shares voting for the election of Trustees will not be able to elect any person or persons to the Board of
          Trustees.

                               PERFORMANCE INFORMATION

               The Fund may, from time to time, include its total return in advertisements or reports to Shareholders or prospective investors. Quotations of average annual total return for the Fund
          will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five, or ten years (up to the life of the Fund) calculated pursuant to the following formula:
P(1+T)superscript n
          = RV (where P = a hypothetical initial payment of $1,000,
T = the
          average annual total return, n = the number of years, and ERV =
          the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of the Fund's expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. Total return for the period from June
          28, 1994 (commencement of operations) through October 31,
1994,
          on an annualized basis, was 15.31%.

               Performance information for the Fund may be compared, in
          reports and promotional literature, to: (i) the Standard
& Poor's
          500 Stock Index, Dow Jones Industrial Average, or other unmanaged indices so that investors may compare each Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities market in general;
          (ii) other groups of mutual funds tracked by Lipper
Analytical
          Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment
          in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

               Performance information for the Fund reflects only the
          performance of a hypothetical investment in the Fund during the particular time period on which the calculations are based.
          Performance information should be considered in light of the
          Fund's investment objective and policies, characteristics and quality of the portfolio and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

               From time to time, the Fund and the Investment
Manager may
          also refer to the following information:

          (1) The Investment Manager's and its affiliates market share of international equities managed in mutual funds prepared or published by Strategic Insight or a similar statistical
               organization.

          (2) The performance of U.S. equity and debt markets relative to foreign markets prepared or published by Morgan
Stanley
               Capital International or a similar financial organization.

          (3) The capitalization of U.S. and foreign stock markets as prepared or published by the International Finance
Corp.,
               Morgan Stanley Capital International or a similar financial organization.

          (4)  The geographic distribution of the Fund's portfolio.

          (5) The gross national product and populations, including age characteristics, of various countries as published by
               various statistical organizations.

          (6) To assist investors in understanding the different returns and risk characteristics of various investments, the Fund
               may show historical returns of various investments and
               published indices (e.g., Ibbotson Associates, Inc.
Charts
               and Morgan Stanley EAFE -Index).

          (7)  The major industries located in various
jurisdictions as
               published by the Morgan Stanley Index.

          In addition, the Fund and the Investment Manager may also refer to the number of shareholders in the Fund or the dollar amount of fund and private account assets under management in advertising materials.

                              [MCGLADREY & PULLEN LOGO]

                            Independent Auditor's Report

          The Board of Trustees
          Thomas White World Fund

          We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of
Thomas White
          World Fund as of October 31, 1994, and the related statement of operations, the statement of changes in net assets, and the selected financial information for the period from June
28, 1994
          (inception) to October 31, 1994. These financial statements and selected financial information are the responsibility of the
          Fund's management. Our responsibility is to express an opinion on these financial statements and selected financial information based on our audit.

          We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1994, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

          In our opinion, the financial statements and selected financial information referred to above present fairly, in all material respects, the financial position of Thomas White World
Fund as of
          October 31, 1994, the results of its operations, the changes in its net assets, and the selected financial information for the period indicated, in conformity with generally accepted accounting principles.

                                        MCGLADREY & PULLEN



          New York, New York
          December 7, 1994

                                 FINANCIAL STATEMENTS

          THOMAS WHITE WORLD FUND
          STATEMENT OF ASSETS AND LIABILITIES
          October 31, 1994

          ASSETS
          Investments in securities at value
               (cost $13,088,816)
$13,562,039
          Cash (including $264,581 at interest)
271,773

          Receivables for dividends and interest
42,150
          Due from Manager
 6,243
          Deferred organization costs
27,929
          Other assets
40,963
               Total assets
13,951,097

          LIABILITIES


           Accrued expenses
22,751

          NET ASSETS

          SOURCE OF NET ASSETS:
          Net capital paid in on shares of
              beneficial interest                $13,381,063
          Undistributed net investment income         72,967
          Accumulated net realized gain                1,093
          Net unrealized appreciation                473,223

              NET ASSETS
$13,928,346

          Shares outstanding (Note 2)
1,326,638
                                                              $
 10.50
          Net asset value per share

          See Notes to Financial Statements.

          THOMAS WHITE WORLD FUND
          STATEMENT OF OPERATIONS
          Period from June 28, 1994 (inception) to October 31, 1994


          INVESTMENT INCOME
          INCOME:  (net of $9,671 foreign taxes withheld)
             Dividends                                     $
130,787
             Interest
3,454
                  Total investment income
134,241


          EXPENSES:
             Investment management fees
42,982
             Custodian fees
7,350
             Audit fees and expenses
15,000
             Trustees  fees and expenses
3,750

             Legal fees and expenses
15,700
             Other expenses
11,657
             Total expenses
96,439
             Reimbursement from Investment Manager
(35,165)
                     Net expenses
61,274

                  Net investment income
72,967


          REALIZED AND UNREALIZED GAIN ON INVESTMENTS
           Net realized gain on investments
1,093
           Unrealized appreciation on investments
473,223


           NET GAIN ON INVESTMENTS
474,316


           Net increase in net assets from operations        $
547,283





          See Notes to Financial Statements.

          THOMAS WHITE WORLD FUND
          STATEMENT OF CHANGES IN NET ASSETSS
          Period from June 28, 1994 (Inception) to October 31, 1994


          CHANGE IN NET ASSETS FROM OPERATIONS:

           Net investment income                            $
72,967
           Net realized gain on investments
1,093
           Unrealized appreciation for the period
473,223

                Net   increase   in   net   assets    from
547,283
           operations


           FUND SHARE TRANSACTIONS
13,281,063

           Total increase
13,828,346


          NET ASSETS:

                Beginning of period
100,000
                End of period                            $
13,928,346





          See Notes to Financial Statements.

          THOMAS WHITE WORLD FUND
          NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1994

          1.   SUMMARY OF ACCOUNTING POLICIES

          Lord Asset Management Trust (the Trust ) was organized as a
          Delaware business trust on February 9, 1994 as an open-end diversified management investment company. The Trust currently has one series of  Shares,  the Thomas White World Fund
(the
           Fund ). The following is a summary of significant accounting policies followed in the preparation of its financial statements.

          (a) VALUATION OF SECURITIES. Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales prices on the principal
               exchange on which the securities are traded.
Over-the-
               counter securities and listed securities for which no sale is reported are valued at the mean between the last current bid and asked prices. Securities for which market quotations are not readily available are valued at fair
               value as determined by management and approved in good faith by the Board of Trustees.

          (b) FOREIGN CURRENCY TRANSLATION. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date
               of valuation. Purchases and sales of portfolio securities
               and income items denominated in foreign currencies are
               translated into U.S. dollar amounts on the respective dates of such transactions. When the Fund purchases or sells a
               foreign security it will customarily enter into a foreign
               exchange contract to minimize foreign exchange risk from
               the trade date to the settlement date of such transaction.

               The Fund does not isolate that portion of the results of
               operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are
               included with the net realized and unrealized gain or loss from investments.

               Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the differences between the amounts
               of dividends, and foreign withholding taxes recorded on the
               Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the fiscal period, resulting from changes in the
               exchange rates.

          (c) INCOME TAXES. It is the Fund's intention to comply with the provisions of the Internal Revenue Code applicable to
               regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision has been made for federal income taxes.
Distributions to
               shareholders are recorded on the ex-dividend date.
Income
               distributions and capital gain distributions are determined in accordance with income tax regulations.

          (d) DEFERRED ORGANIZATION COSTS. Organization costs have been deferred and are being amortized over the period ending June
               28, 1999.

          (e) OTHER. Investment transactions are accounted for on a trade date basis. Interest is accrued on a daily basis and
               dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded when the information is available to the Fund.

          2.   TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

          As of October 31, 1994, there were an unlimited number of
$.01
          par value shares of beneficial interest authorized.
Transactions
          are summarized as follows:

                                   SHARES       AMOUNT
           Shares sold          1,316,638  $13,281,063
           Shares redeemed              0            0
           Net increase         1,326,638  $13,281,063

          3.   INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS
WITH
               AFFILIATES

          The Fund pays monthly an investment management fee to Lord Asset
          Management at the rate of 1/12 of 1% of the Fund's net assets at the end of each month. The fee is subject to reduction in any year to the extent that expenses (exclusive of certain expenses)
          of the Fund exceed any applicable state regulations. The strictest rule currently applicable to the Fund is 2 % of the
          first $30 million of net assets, 2.0% of the next $70 million of net assets, and 1.5% of the remainder. Although not required to do so, the Manager reimbursed fees of $35,165 for the period ended October 31, 1994.

          4.   INVESTMENT TRANSACTIONS

          During the period ended October 31, 1994, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, were $11,705,231 and $1,093, respectively. The cost of securities for federal income tax
          purposes was $13,088,816. Realized gains and losses are reported on an identified cost basis.

          At October 31, 1994, the aggregate gross unrealized
appreciation
          and depreciation of portfolio securities, based upon cost
for
          federal income tax purposes, were as follows:
           Unrealized appreciation               $ 790,538
           Unrealized depreciation               (317,315)
           Net unrealized appreciation            $473,223

          5.   SELECTED FINANCIAL INFORMATION


          PER SHARE OPERATING PERFORMANCE
          (For a share outstanding throughout the period)

                                                        Period from

                                                        June 18,
1994
                                                       (Inception)
to
                                                      October 31,
1994
           Net asset value, beginning of period                  $
 10.00

           Income from investment operations
           Net investment income
    .06
           Net realized and unrealized gain
    .44
           Change in net asset value for the
                period
    .50
           Net asset value, end of period                        $
 10.50
           TOTAL RETURN
   5.0%
           RATIOS/SUPPLEMENTAL DATA
           Net assets, end of period (000)                       $
13,928
           Ratio to average net assets:
                Expenses (net of reimbursement)
1.50%*+
                Net investment income
1.79%*
           Portfolio turnover rate
0.01%



          * Annualized
          + In the absence of the expense reimbursement, expenses would have been 2.36% of average net assets.

          THOMAS WHITE WORLD FUND
          INVESTMENT PORTFOLIO
                                   October 31, 1994

             Country        Issue      Industry        Shares
Value

           COMMON           87.5%
           STOCKS:

           AUSTRALIA        3.1%
                       National        Banking           8,400
$333,900
                       Australia
                       Bank Ltd. ADR

                       Rothmans        Consumer         26,200
100,775
                       Holdings Ltd.   Staples

434,675

           BELGIUM          2.4%
                       Electrabel      Utility             700
124,350

                       Kredietbank     Banking             600
118,601

                       Tractebel       Industrial          300
 93,602
                       Invest Inter
                       BV

336,553

           CANADA           3.4%
                       BCE Inc.        Communication     6,500
228,239

                       Royal Bank of   Banking          11,600
243,319
                       Canada


471,558

           FRANCE           5.4%
                       Bouygues        Building            800
 82,083

                       *Bouygues Sub   Building            800
    202
                       Rights
                       11/02/94

                       Cie de Saint-   Metals            1,300
164,963
                       Gobain

                       Elf Aquitaine   Energy            2,600
192,246

                       Eridania        Consumer          1,100
148,990
                       Beghin-Say      Staples

                       Societe         Banking           1,400
158,064
                       Generale

746,548

           GERMANY          4.9%

                       Bayer AG        Chemicals           800
187,119

                       Deutsche Bank   Banking             300
147,757
                       AG

                       Veba AG         Utility             600
200,997

                       Volkswagen AG   Consumer            500
146,726
                                       Durables

682,599

           HONG KONG        7.2%
                       HSBC Holdings   Banking          16,700
197,755

                       Hopewell        Financial
                       Holdings        Diversified     173,000
178,000

                       New World       Financial        54,200
172,903
                       Development     Diversified

                       Jardine         Industrial       78,000
299,809
                       Strategic
                       Holdings

                       Wheelock &      Industrial       69,000
149,130
                       Company

997,597

           ITALY            3.9%
                       *Credito        Banking          90,000
    297
                       Italiano 8%
                       Bond Warrants
                       11/15/94

                       *Credito        Banking          90,000
  6,795
                       Italiano
                       Ordinary Share
                       Warrants
                       11/15/94

                       Credito         Banking          90,000
 96,129
                       Italiano SPA

                       Italgas SPA     Utility          42,400
129,642

                       Stet Risp NON   Communication   123,800
306,863
                       CV

539,726

           JAPAN            8.2%
                       Bank of Iwate   Banking           1,700
 94,659

                       Fuji Photo      Consumer          7,000
166,735
                       Film Company    Retail

                       Hisamitsu       Healthcare       10,000
 84,554
                       Pharmaceutical
                       Company Inc.

                       Hitachi Ltd.    Technology        1,700
173,825
                       ADR

                       Marudai Food    Consumer         18,000
138,461
                       Company         Staples

                       Mitsubishi      Technology       22,000
164,468
                       Electric
                       Corporation

                       Nintendo        Consumer          2,000
111,569
                       Company         Retail

                       Seiyu           Consumer          6,000
 73,624
                                       Retail

                       Sekisui House   Building         12,000
136,110


1,144,005
           MEXICO           1.5%
                       Telefonos de    Communication     3,800
209,475
                       Mexico Series
                       L ADR

209,475

           NETHERLANDS     3.9%
                       ABN-AMRO        Banking           3,500
124,444
                       Holdings NV

                       Aegon           Insurance         2,700
166,837

                       Akzo Nobel NV   Chemicals         1,000
126,373

                       International   Insurance         2,700
126,450
                       Nederlanden
                       Groep NV

544,104

           NEW ZEALAND      1.4%
                       Fletcher        Forest &         33,800
 91,159
                       Challenge Ltd.  Paper

                       Brierley        Industrial      128,600
 96,604
                       Investments
                       Ltd.

187,763

           SPAIN            4.0%
                       Banco Popular   Banking           1,300
163,253
                       Espanol

                       Iberdrola SA    Utility          24,200
159,592

                       Telefonica de   Communication     5,600
226,800
                       Espana ADR

549,645

           SWITZERLAND      4.7%
                       Ciba-Geigy      Chemicals           300
177,026
                       Inhaber

                       Holderbank      Buildings           200
154,330
                       Finaciere
                       Glaris

                       Schweizerische  Banking             200
187,458
                       Bankgesell-
                       schaft Inhaber
                       Sulzer AG       Capital Goods       200
137,766


656,580
           UNITED KINGDOM   4.2%
                       British         Transportation   19,700
113,601
                       Airways

                       British Steel   Metals            9,700
252,200
                       PLC ADR

                       Severn Trent    Services &       24,000
225,838
                                       Growth

591,639
           UNITED STATES    29.3%
                       Allied Signal   Industrial        1,300
 45,012
                       Inc.

                       Amerada Hess    Energy            1,600
 79,600
                       Corporation

                       American        Consumer          2,800
 97,300
                       Brands Inc.     Staples


                       American        Healthcare        1,600
158,000
                       Cyanamid
                       Company

                       American        Insurance         3,300
 90,750
                       General
                       Corporation

                       American Home   Healthcare        1,500
 95,250
                       Products
                       Corporation

                       American        Insurance         1,100
 51,700
                       National
                       Insurance
                       Company

                       Baxter          Healthcare        3,300
 85,800
                       International
                       Inc.

                       Becton          Healthcare          300
 14,175
                       Dickinson &
                       Company

                       Boatmens        Banking           2,800
 82,950
                       Bancshares
                       Incorporated

                       Boeing Company  Aerospace         2,600
114,075

                       Boston Edison   Utility           1,800
 42,075
                       Company

                       Brown Forman    Consumer          1,600
 49,200
                       Corporation     Staples
                       Series B

                       Chase           Banking           1,300
 46,800
                       Manhattan
                       Corporation

                       Chrysler        Consumer            900
 43,875
                       Corporation     Staples

                       Cincinnati      Communication     5,400
 99,225
                       Bell Inc. New

                       Citicorp        Banking           2,300
109,825

                       Comsat          Communication     2,500
 53,750
                       Corporation
                       Series I

                       Consolidated    Energy            2,000
 72,500
                       Natural Gas

                       Dial            Consumer          4,000
 82,500
                       Corporation     Staples

                       First Chicago   Banking             900
 44,100
                       Corporation

                       Fleming         Consumer          3,300
 79,200
                       Companies       Staples
                       Incorporated

                       Ford Motor      Consumer          3,400
100,300
                       Company         Durables

                       General         Aerospace         1,400
 59,325
                       Dynamics
                       Corporation

                       Goodyear Tire   Consumer          2,500
 87,500
                       & Rubber        Durables
                       Company

                       *Harris         Technology          100
  1,400
                       Computer
                       Corporation

                       Harris          Technology        2,000
 85,750
                       Corporation

                       International   Technology          500
 37,250
                       Business
                       Machines Corp.

                       ITT             Industrial        1,200
105,900
                       Corporation

                       K Mart          Consumer          4,700
 76,963
                       Corporation     Retail

                       Kroger Company  Consumer          1,800
 47,025
                                       Retail

                       Lincoln         Banking           2,300
 83,375
                       National
                       Corporation

                       McDonnell       Aerospace           600
 84,600
                       Douglas
                       Corporation

                       Mellon Bank     Banking             900
 50,062
                       Corporation

                       Melville        Consumer            800
 26,700
                       Corporation     Retail
                       Midlantic       Banking           1,500
 42,000
                       Corporation

                       Monsanto        Chemical            800
 60,900
                       Company

                       Norfolk         Transportation    1,300
 81,900
                       Southern
                       Corporation

                       Nynex           Communication     1,700
 66,725
                       Corporation

                       Ogden           Services &        4,100
 88,150
                       Corporation     Growth

                       Pacific         Communication     2,000
 63,250
                       Telesis Group

                       Panhandle       Energy            3,900
 91,650
                       Eastern
                       Corporation

                       Pennzoil        Energy            1,600
 82,400
                       Company

                       Ralston Purina  Consumer          2,700
114,750
                       Company         Staples

                       Reebok          Consumer          1,100
 43,862
                       International   Retail
                       Ltd.

                       Reynolds &      Services &        1,800
 44,775
                       Reynolds        Growth

                       Rite Aid        Consumer          4,500
108,000
                       Corporation     Staples

                       SCE Corp        Utility           4,700
 65,212
                       Servicemaster   Services &        2,600
 63,050
                       Limited         Growth
                       Partnership

                       Snap-On Inc.    Services &        1,200
 38,100
                                       Growth

                       Southern New    Communication     1,900
 67,212
                       England
                       Telecommunica-
                       tions
                       Corporation

                       Unicom          Utility           2,000
 43,250
                       Corporation

                       *Unisys         Technology        3,600
 38,250
                       Corporation

                       United          Aerospace         1,600
100,800
                       Technologies
                       Corporation

                       USX Marathon    Energy            4,600
 86,250
                       Group

                       VF Corporation  Consumer            700
 35,438
                                       Retail

                       Witco           Chemicals         3,000
 84,000
                       Corporation

                       Xerox           Services &          900
 92,250
                       Corporation     Growth

4,085,986

          Total Common Stocks (Cost $11,705,230)
$12,178,453


             Country       Issue       Industry      Shares
Value

           U.S.             9.9%
           GOVERNMENT
           BONDS
                        U.S.                        Principal
                        Treasury                       Amount
                        Bill, 4.97%                 1,400,000
$1,383,586
                        01/26/95


          Total U.S. Government Bonds (Cost $1,383,586)        $
1,383,586

          Total Investments:  97.4% (Cost $13,088,816)
13,562,039
          Other Assets, Less
             Liabilities:      2.6%
366,307
          Total Net Assets:    100%
$13,928,346


          *Non-income Producing Security

          See Notes to Financial Statements